Columbia Strategic Income Fund
First Quarter Report
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 14.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-3AL Class A
12/26/2031	5.010%	12,850,000	12,837,294
Subordinated Series 2024-3AL Class B
12/26/2031	5.450%	7,250,000	7,257,698
Affirm Asset Securitization Trust(a)
Series 2023-B Class 1A
09/15/2028	6.820%	25,450,000	25,770,156
Series 2023-B Class A
09/15/2028	6.820%	15,000,000	15,188,697
Series 2024-A Class A
02/15/2029	5.610%	15,000,000	15,053,258
Affirm Asset Securitization Trust(a),(b)
Series 2024-X2 Class B
12/17/2029	5.330%	7,750,000	7,749,701
Series 2024-X2 Class C
12/17/2029	6.620%	6,300,000	6,308,184
Apidos CLO XII(a),(c)
Series 2013-12A Class ARR
3-month Term SOFR + 1.080% Floor 1.080% 04/15/2031	5.736%	19,132,969	19,164,060
Apidos CLO XXIV(a),(c)
Series 2016-24A Class A1AL
3-month Term SOFR + 1.212% Floor 0.950% 10/20/2030	5.829%	10,643,950	10,648,932
ARES XLIV CLO Ltd.(a),(c)
Series 2017-44A Class DR
3-month Term SOFR + 7.132% Floor 6.870% 04/15/2034	11.788%	7,000,000	7,001,330
Ares XXXVII CLO Ltd.(a),(c)
Series 2015-4A Class A1RR
3-month Term SOFR + 1.080% Floor 1.080% 10/15/2030	5.736%	10,783,990	10,792,693
Series 2015-4A Class A3RR
3-month Term SOFR + 1.400% Floor 1.400% 10/15/2030	6.056%	24,250,000	24,288,848
Bain Capital Credit CLO(a),(c)
Series 2018-2A Class A1R
3-month Term SOFR + 1.080% Floor 1.080% 07/19/2031	5.697%	12,863,255	12,871,012
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bain Capital Credit CLO Ltd.(a),(c)
Series 2021-5A Class E
3-month Term SOFR + 6.762% Floor 6.500% 10/23/2034	11.388%	8,600,000	8,424,328
Series 2021-6A Class E
3-month Term SOFR + 6.762% Floor 6.500% 10/21/2034	11.379%	11,450,000	11,276,807
Series 2021-7A Class E
3-month Term SOFR + 7.012% Floor 6.750% 01/22/2035	11.643%	15,350,000	15,270,134
Ballyrock CLO Ltd.(a),(c)
Series 2021-18A Class D
3-month Term SOFR + 6.762% Floor 6.500% 01/15/2035	11.418%	13,050,000	12,962,826
Barings CLO Ltd.(a),(c)
Series 2021-2A Class E
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2034	11.168%	8,350,000	8,368,512
Carlyle Global Market Strategies CLO Ltd.(a),(c)
Series 2015-5RRR Class A1R3
3-month Term SOFR + 1.100% Floor 1.100% 01/20/2032	5.717%	24,009,104	24,021,084
CarMax Auto Owner Trust
Series 2024-1 Class A2A
03/15/2027	5.300%	17,354,221	17,386,831
Carvana Auto Receivables Trust
Series 2024-P3 Class A2
11/10/2027	4.610%	12,350,000	12,332,000
Citizens Auto Receivables Trust(a)
Series 2024-1 Class A2A
10/15/2026	5.430%	14,395,618	14,430,942
CPS Auto Receivables Trust(a)
Series 2024-A Class A
09/15/2027	5.710%	6,195,480	6,216,987
Dryden Senior Loan Fund(a),(c)
Series 2015-41A Class AR
3-month Term SOFR + 1.232% Floor 0.970% 04/15/2031	5.888%	11,669,078	11,688,076
Exeter Automobile Receivables Trust
Series 2024-2A Class A2
05/15/2026	5.700%	3,906,793	3,909,250

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	4,673,014	4,683,089
FHF Issuer Trust(a)
Series 2024-3A Class A2
11/15/2030	4.940%	24,000,000	23,959,330
GLS Auto Select Receivables Trust(a)
Series 2024-4A Class A2
12/17/2029	4.430%	14,000,000	13,933,108
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A4
10/27/2059	5.150%	19,350,000	19,386,248
Lendbuzz Securitization Trust(a)
Series 2024-3A Class A2
10/15/2030	4.970%	15,350,000	15,307,227
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2021-A Class C
12/15/2028	2.750%	182,583	182,455
Madison Park Funding LXII Ltd.(a),(c)
Series 2022-62A Class AR
3-month Term SOFR + 1.850% Floor 1.850% 07/17/2036	6.497%	20,250,000	20,329,400
Madison Park Funding XXII Ltd.(a),(c)
Series 2016-22A Class DR
3-month Term SOFR + 3.762% Floor 3.500% 01/15/2033	8.418%	10,900,000	10,935,490
Madison Park Funding XXIV Ltd.(a),(c)
Series 2016-24A Class BR2
3-month Term SOFR + 1.550% Floor 1.550% 10/20/2029	6.167%	12,200,000	12,218,032
Netcredit Combined Receivables LLC(a)
Series 2023-A Class A
12/20/2027	7.780%	4,199,928	4,240,095
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	11,556,900	11,653,290
Octagon 55 Ltd.(a),(c)
Series 2021-1A Class E
3-month Term SOFR + 6.762% Floor 6.500% 07/20/2034	11.379%	9,700,000	9,585,113
Octagon Investment Partners Ltd.(a),(c)
Series 2018-18A Class A1A
3-month Term SOFR + 1.222% 04/16/2031	5.869%	10,153,936	10,177,564
Pagaya AI Debt Grantor Trust(a)
Subordinated Series 2024-10 Class B
06/15/2032	5.750%	14,815,720	14,827,857
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024-10 Class D
06/15/2032	6.429%	17,050,000	17,057,882
Subordinated Series 2024-5 Class B
10/15/2031	6.601%	16,347,038	16,502,871
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	15,995,887	16,131,462
Subordinated Series 2024-6 Class C
11/15/2031	7.068%	10,439,816	10,575,565
Subordinated Series 2024-8 Class C
01/15/2032	6.030%	13,499,398	13,507,612
Subordinated Series 2024-9 Class B
03/15/2032	5.306%	16,600,000	16,516,256
Subordinated Series 2024-9 Class C
03/15/2032	5.774%	12,200,000	12,135,726
Subordinated Series 2024-9 Class D
03/15/2032	6.174%	17,000,000	16,954,483
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	11,947,403	12,028,897
Subordinated Series 2024-7 Class C
12/15/2031	7.095%	12,497,284	12,562,020
Pagaya AI Debt Trust(a)
Series 2023-6 Class A
06/16/2031	7.128%	2,942,224	2,945,098
Series 2023-6 Class D
06/16/2031	9.000%	5,725,447	5,762,831
Series 2023-8 Class A
06/16/2031	7.299%	7,886,713	8,008,117
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	8,250,701	8,225,871
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	13,783,100	13,873,599
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	12,858,080	13,148,465
Subordinated Series 2023-6 Class B
06/16/2031	7.464%	7,997,949	8,047,938
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	17,545,500	17,891,722
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	17,548,600	17,611,789
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	13,800,000	13,865,692
Pagaya AI Debt Trust(a),(d)
Subordinated Series 2023-5 Class AB
04/15/2031	7.503%	4,655,189	4,676,943
Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prosper Marketplace Issuance Trust(a)
Subordinated Series 2023-1A Class B
07/16/2029	7.480%	6,200,000	6,261,686
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	15,059,532	15,285,873
Series 2024-3A Class A
03/25/2033	5.281%	16,865,000	16,870,189
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	11,830,609	11,935,527
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	5,394,085	5,407,429
Santander Drive Auto Receivables Trust
Series 2024-1 Class A2
02/16/2027	5.710%	8,015,031	8,026,429
Series 2024-5 Class A2
09/15/2027	4.880%	10,800,000	10,809,191
SBNA Auto Lease Trust(a)
Series 2024-A Class A2
01/20/2026	5.450%	9,683,605	9,699,219
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	3,065,183	3,090,503
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	577,107	571,396
Upstart Structured Pass-Through Trust(a)
Series 2022-1A Class A
04/15/2030	3.400%	3,409,550	3,378,402
Westlake Automobile Receivables Trust(a)
Series 2024-3A Class A2A
09/15/2027	4.820%	14,250,000	14,245,802
Total Asset-Backed Securities — Non-Agency (Cost $853,990,856)			856,250,423

Commercial Mortgage-Backed Securities - Non-Agency 0.8%

Braemar Hotels & Resorts Trust(a),(c)
Series 2018-PRME Class E
1-month Term SOFR + 2.447% Floor 2.400% 06/15/2035	7.124%	6,800,000	6,699,584
Subordinated Series 2018-PRME Class D
1-month Term SOFR + 1.847% Floor 1.925% 06/15/2035	6.524%	13,700,000	13,522,007
COMM Mortgage Trust(a),(d)
Subordinated Series 2020-CBM Class F
02/10/2037	3.754%	4,000,000	3,864,775
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	7,525,000	3,802,299
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	19,910,000	7,710,922
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	11,500,000	1,150,000
SFO Commercial Mortgage Trust(a),(c)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	5.875%	4,850,000	4,678,466
Wells Fargo Commercial Mortgage Trust(a),(c)
Subordinated Series 2017-SMP Class D
1-month Term SOFR + 1.822% Floor 1.650% 12/15/2034	6.432%	9,790,000	4,768,338
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $73,744,626)			46,196,391

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Windstream Services LLC(e)	11,272	222,622
Media 0.0%
iHeartMedia, Inc., Class A(e)	11,995	27,469
Total Communication Services		250,091
Consumer Discretionary 0.0%
Household Durables 0.0%
Serta Simmons Bedding LLC(e)	335	2,429
Total Consumer Discretionary		2,429
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
New Frontera Holdings(e)	14,302	100,114
Southcross Energy Partners LLC(e),(f),(g)	14,393	0
Southcross Energy Partners LLC, Class A(e),(f),(g)	272,263	0
Total		100,114
Total Energy		100,114

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 0.0%
Health Care Providers & Services 0.0%
Envision Healthcare(e)	13,525	157,228
Total Health Care		157,228
Industrials 0.0%
Construction & Engineering 0.0%
McDermott International Ltd.(e)	47,856	6,939
Machinery 0.0%
TNT Crane and Rigging, Inc.(e)	23,468	36,669
Total Industrials		43,608
Information Technology 0.0%
Communications Equipment 0.0%
Riverbed Technology, Inc.(e)	13,308	5,855
Software 0.0%
Avaya Holdings Corp.(e),(g)	8,492	50,952
Avaya Holdings Corp.(e),(g)	40,919	245,514
Total		296,466
Total Information Technology		302,321
Materials 0.0%
Containers & Packaging 0.0%
Flint Group Packaging(e),(f),(g)	722,943	1
Total Materials		1
Total Common Stocks (Cost $1,953,713)		855,792

Convertible Preferred Stocks —%
Issuer		Shares	Value ($)
Information Technology —%
Communications Equipment —%
Riverbed Technology, Inc.(f),(g)	7.000%	14,204	0
Total Information Technology			0
Total Convertible Preferred Stocks (Cost $307,751)			0

Corporate Bonds & Notes 34.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.1%
BAE Systems PLC(a)
03/26/2029	5.125%	3,735,000	3,785,950
02/15/2031	1.900%	12,470,000	10,487,976
Boeing Co. (The)
08/01/2059	3.950%	17,210,000	11,649,722
Bombardier, Inc.(a)
04/15/2027	7.875%	1,241,000	1,243,931
07/01/2031	7.250%	637,000	658,763
L3Harris Technologies, Inc.
07/31/2033	5.400%	3,597,000	3,679,226
Raytheon Technologies Corp.
03/15/2027	3.500%	10,382,000	10,132,271
03/15/2032	2.375%	7,376,000	6,241,315
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	963,000	1,036,990
11/15/2030	9.750%	1,961,000	2,180,518
TransDigm, Inc.(a)
08/15/2028	6.750%	3,045,000	3,108,013
03/01/2029	6.375%	4,902,000	4,978,295
03/01/2032	6.625%	5,006,000	5,122,425
01/15/2033	6.000%	1,743,000	1,742,752
Total			66,048,147
Airlines 0.3%
Air Canada(a)
08/15/2026	3.875%	2,199,000	2,141,278
American Airlines, Inc.(a)
05/15/2029	8.500%	2,101,000	2,218,806
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	5,538,549	5,532,391
04/20/2029	5.750%	2,625,465	2,619,297
United Airlines, Inc.(a)
04/15/2026	4.375%	4,310,000	4,250,123
04/15/2029	4.625%	2,823,000	2,714,574
Total			19,476,469
Automotive 0.4%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	1,228,000	1,228,797
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%	2,587,000	2,649,797
Ford Motor Credit Co. LLC
06/16/2025	5.125%	2,561,000	2,556,760
06/10/2026	6.950%	1,957,000	2,002,694
08/17/2027	4.125%	4,839,000	4,699,546
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	2,022,000	1,894,419
Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IHO Verwaltungs GmbH(a),(h)
11/15/2030	7.750%	1,296,000	1,298,773
11/15/2032	8.000%	2,150,000	2,176,543
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	606,000	606,279
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	1,794,000	1,792,464
04/23/2032	6.875%	3,562,000	3,423,846
Total			24,329,918
Banking 4.4%
Bank of America Corp.(i)
10/24/2031	1.922%	47,155,000	39,882,697
07/21/2032	2.299%	8,894,000	7,547,170
10/20/2032	2.572%	35,550,000	30,565,931
Subordinated
09/21/2036	2.482%	991,000	823,028
Citigroup, Inc.(i)
01/25/2033	3.057%	21,931,000	19,249,101
Goldman Sachs Group, Inc. (The)(i)
10/23/2030	4.692%	26,716,000	26,482,100
07/21/2032	2.383%	6,534,000	5,568,087
10/21/2032	2.650%	6,000	5,158
HSBC Holdings PLC(i)
11/19/2030	5.286%	20,550,000	20,696,501
05/24/2032	2.804%	7,196,000	6,226,205
JPMorgan Chase & Co.(i)
10/22/2030	4.603%	8,602,000	8,527,649
11/08/2032	2.545%	27,412,000	23,548,762
Morgan Stanley(i)
10/18/2030	4.654%	32,704,000	32,431,062
Subordinated
09/16/2036	2.484%	11,675,000	9,650,761
Royal Bank of Canada(i)
10/18/2030	4.650%	9,719,000	9,671,362
US Bancorp(i)
06/12/2034	5.836%	4,283,000	4,472,337
Wells Fargo & Co.(i)
10/30/2030	2.879%	7,209,000	6,590,623
Total			251,938,534
Brokerage/Asset Managers/Exchanges 0.4%
AG Issuer LLC(a)
03/01/2028	6.250%	1,593,000	1,579,965
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	3,841,000	3,987,183
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	3,518,000	3,894,541
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	3,372,000	3,374,246
Focus Financial Partners LLC(a)
09/15/2031	6.750%	2,407,000	2,427,465
Hightower Holding LLC(a)
04/15/2029	6.750%	3,471,000	3,471,768
01/31/2030	9.125%	3,291,000	3,486,450
Total			22,221,618
Building Materials 0.4%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	3,134,000	3,008,653
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	2,420,000	2,394,439
05/15/2029	4.125%	1,447,000	1,391,119
08/01/2030	6.500%	1,520,000	1,559,031
James Hardie International Finance DAC(a)
01/15/2028	5.000%	2,465,000	2,405,999
Masterbrand, Inc.(a)
07/15/2032	7.000%	584,000	600,681
Standard Industries, Inc.(a)
01/15/2028	4.750%	4,051,000	3,931,229
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	333,000	335,532
01/15/2031	7.250%	2,023,000	2,159,012
White Cap Buyer LLC(a)
10/15/2028	6.875%	4,368,000	4,394,952
Total			22,180,647
Cable and Satellite 1.4%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	2,918,000	2,880,383
02/01/2028	5.000%	2,490,000	2,429,678
06/01/2029	5.375%	1,545,000	1,504,051
03/01/2030	4.750%	2,331,000	2,169,619
08/15/2030	4.500%	3,496,000	3,192,336
02/01/2031	4.250%	866,000	775,856
02/01/2032	4.750%	2,722,000	2,449,203
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	9,589,000	8,468,990
Charter Communications Operating LLC/Capital
12/01/2061	4.400%	1,808,000	1,269,883
06/30/2062	3.950%	5,172,000	3,333,607
Comcast Corp.
03/01/2026	3.150%	5,831,000	5,737,379
CSC Holdings LLC(a)
01/31/2029	11.750%	1,892,000	1,874,794
12/01/2030	4.125%	2,552,000	1,921,316
12/01/2030	4.625%	4,790,000	2,701,336
02/15/2031	3.375%	5,409,000	3,926,016

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.
07/01/2026	7.750%	1,142,000	978,123
DISH DBS Corp.(a)
12/01/2028	5.750%	1,379,000	1,206,315
DISH Network Corp.(a)
11/15/2027	11.750%	4,496,000	4,777,135
EchoStar Corp.
11/30/2029	10.750%	4,048,642	4,379,137
EchoStar Corp.(h)
11/30/2030	6.750%	3,263,629	2,944,811
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	2,513,000	2,421,655
08/01/2027	5.000%	500,000	491,720
07/15/2028	4.000%	2,580,000	2,419,713
07/01/2029	5.500%	1,278,000	1,249,697
07/01/2030	4.125%	2,187,000	1,973,157
Virgin Media Finance PLC(a)
07/15/2030	5.000%	3,454,000	2,947,042
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	2,170,000	2,064,012
VZ Secured Financing BV(a)
01/15/2032	5.000%	4,250,000	3,799,030
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	1,818,000	1,645,461
Ziggo BV(a)
01/15/2030	4.875%	5,065,000	4,689,007
Total			82,620,462
Chemicals 1.1%
Avient Corp.(a)
08/01/2030	7.125%	1,644,000	1,703,098
11/01/2031	6.250%	423,000	428,004
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	1,169,000	1,073,549
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	1,867,000	1,831,911
Braskem Netherlands Finance BV(a)
01/10/2028	4.500%	500,000	468,244
01/31/2030	4.500%	7,000,000	6,112,019
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	1,818,000	1,844,439
Element Solutions, Inc.(a)
09/01/2028	3.875%	3,427,000	3,294,318
HB Fuller Co.
10/15/2028	4.250%	3,430,000	3,245,370
Herens Holdco Sarl(a)
05/15/2028	4.750%	3,315,000	2,892,019
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	1,575,000	1,596,528
INEOS Finance PLC(a)
04/15/2029	7.500%	3,176,000	3,287,443
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	3,778,000	4,015,264
Ingevity Corp.(a)
11/01/2028	3.875%	3,234,000	3,010,758
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	2,255,000	2,270,337
Iris Holdings, Inc.(a),(h)
02/15/2026	8.750%	1,902,000	1,905,918
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	3,005,000	2,822,443
11/15/2028	9.750%	3,978,000	4,233,653
10/01/2029	6.250%	1,157,000	1,109,080
06/15/2031	7.250%	3,919,000	4,013,453
SPCM SA(a)
03/15/2027	3.125%	1,001,000	953,620
WR Grace Holdings LLC(a)
06/15/2027	4.875%	4,611,000	4,533,396
08/15/2029	5.625%	4,247,000	3,971,686
03/01/2031	7.375%	612,000	635,001
Total			61,251,551
Construction Machinery 0.3%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	5,268,000	5,269,773
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	5,774,000	5,355,106
Herc Holdings, Inc.(a)
07/15/2027	5.500%	1,295,000	1,287,499
06/15/2029	6.625%	1,813,000	1,857,835
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	2,519,000	2,590,138
03/15/2031	7.750%	611,000	646,314
United Rentals North America, Inc.
07/15/2030	4.000%	897,000	832,476
01/15/2032	3.750%	997,000	890,659
Total			18,729,800
Consumer Cyclical Services 0.2%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	4,099,000	3,825,720
12/01/2028	6.125%	3,275,000	2,966,126
ASGN, Inc.(a)
05/15/2028	4.625%	2,024,000	1,939,482
Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Match Group, Inc.(a)
06/01/2028	4.625%	5,557,000	5,333,946
Total			14,065,274
Consumer Products 0.2%
Acushnet Co.(a)
10/15/2028	7.375%	1,500,000	1,569,126
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	3,948,000	3,988,441
Newell Brands, Inc.
09/15/2027	6.375%	879,000	894,727
05/15/2030	6.375%	832,000	847,597
05/15/2032	6.625%	819,000	833,370
Newell, Inc.(i)
04/01/2026	5.700%	679,000	681,575
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	1,855,000	1,653,516
Total			10,468,352
Diversified Manufacturing 0.8%
Carrier Global Corp.
02/15/2030	2.722%	16,226,000	14,672,202
Chart Industries, Inc.(a)
01/01/2030	7.500%	1,355,000	1,415,410
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	4,600,000	4,660,458
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	1,526,000	1,563,818
Esab Corp.(a)
04/15/2029	6.250%	1,153,000	1,175,168
Gates Corp. (The)(a)
07/01/2029	6.875%	685,000	705,310
Madison IAQ LLC(a)
06/30/2028	4.125%	1,254,000	1,199,626
06/30/2029	5.875%	3,498,000	3,340,806
Resideo Funding, Inc.(a)
09/01/2029	4.000%	3,005,000	2,783,053
07/15/2032	6.500%	2,533,000	2,572,507
Velocity Vehicle Group LLC(a)
06/01/2029	8.000%	449,000	468,398
Vertical Holdco GmbH(a)
07/15/2028	7.625%	1,570,000	1,576,700
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	1,598,000	1,573,459
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	3,427,000	3,509,113
03/15/2029	6.375%	2,103,000	2,156,510
03/15/2032	6.625%	2,702,000	2,785,361
Total			46,157,899
Electric 1.8%
AEP Texas, Inc.
01/15/2050	3.450%	7,720,000	5,502,197
Alpha Generation LLC(a)
10/15/2032	6.750%	1,428,000	1,445,765
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	2,275,000	2,277,445
Calpine Corp.(a)
02/15/2028	4.500%	2,035,000	1,968,964
Clearway Energy Operating LLC(a)
02/15/2031	3.750%	8,532,000	7,561,510
01/15/2032	3.750%	3,452,000	2,998,187
DTE Energy Co.
07/01/2027	4.950%	8,485,000	8,543,339
Duke Energy Corp.
09/01/2046	3.750%	7,780,000	6,013,088
Edison International
11/15/2028	5.250%	8,462,000	8,557,327
FirstEnergy Corp.
03/01/2050	3.400%	2,732,000	1,951,937
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	1,411,000	1,300,242
Lightning Power LLC(a)
08/15/2032	7.250%	1,009,000	1,052,054
NextEra Energy Operating Partners LP(a)
10/15/2026	3.875%	603,000	575,972
09/15/2027	4.500%	8,245,000	7,840,996
01/15/2029	7.250%	2,097,000	2,141,765
NRG Energy, Inc.
01/15/2028	5.750%	1,251,000	1,251,550
NRG Energy, Inc.(a)
02/15/2029	3.375%	1,229,000	1,125,877
06/15/2029	5.250%	2,719,000	2,669,921
07/15/2029	5.750%	916,000	907,012
02/15/2032	3.875%	449,000	400,094
02/01/2033	6.000%	1,267,000	1,262,001
11/01/2034	6.250%	967,000	967,135
Pacific Gas and Electric Co.
07/01/2050	4.950%	18,875,000	16,931,206
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	696,000	663,747
PG&E Corp.
07/01/2028	5.000%	1,596,000	1,568,226

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	5,930,000	5,558,797
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	2,613,000	2,611,186
02/15/2027	5.625%	3,311,000	3,309,539
07/31/2027	5.000%	1,280,000	1,268,268
10/15/2031	7.750%	3,834,000	4,074,813
04/15/2032	6.875%	1,408,000	1,461,704
Total			105,761,864
Environmental 0.2%
GFL Environmental, Inc.(a)
12/15/2026	5.125%	1,425,000	1,420,762
08/01/2028	4.000%	2,000,000	1,903,485
01/15/2031	6.750%	3,195,000	3,313,897
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	5,139,000	5,133,608
Total			11,771,752
Finance Companies 0.9%
GGAM Finance Ltd.(a)
02/15/2027	8.000%	2,781,000	2,880,521
04/15/2029	6.875%	1,579,000	1,619,013
03/15/2030	5.875%	2,325,000	2,307,153
Navient Corp.
06/25/2025	6.750%	878,000	882,565
03/15/2027	5.000%	2,610,000	2,575,500
03/15/2029	5.500%	520,000	498,197
03/15/2031	11.500%	2,337,000	2,659,203
08/01/2033	5.625%	2,239,000	1,998,411
OneMain Finance Corp.
05/15/2029	6.625%	3,362,000	3,431,380
03/15/2030	7.875%	2,502,000	2,638,534
09/15/2030	4.000%	1,882,000	1,692,557
05/15/2031	7.500%	1,847,000	1,922,529
11/15/2031	7.125%	817,000	841,510
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	3,125,000	3,246,908
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	3,811,000	3,411,527
10/15/2033	4.000%	19,824,000	17,207,806
Springleaf Finance Corp.
11/15/2029	5.375%	169,000	164,609
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	996,000	988,909
04/15/2029	5.500%	155,000	149,890
Total			51,116,722
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 1.2%
Bacardi Ltd.(a)
05/15/2028	4.700%	2,526,000	2,504,902
05/15/2048	5.300%	17,883,000	16,854,519
Chobani Holdco II LLC(a),(h)
10/01/2029	8.750%	1,260,000	1,333,199
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	726,000	763,846
Constellation Brands, Inc.
08/01/2029	3.150%	4,232,000	3,946,323
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	2,845,000	2,814,851
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	2,552,000	2,530,110
General Mills, Inc.
01/30/2027	4.700%	4,450,000	4,457,940
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	893,000	875,559
01/31/2030	4.125%	2,124,000	1,980,072
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	5,843,000	5,879,295
Performance Food Group, Inc.(a)
09/15/2032	6.125%	1,143,000	1,154,956
Post Holdings, Inc.(a)
01/15/2028	5.625%	1,262,000	1,273,838
04/15/2030	4.625%	1,287,000	1,207,325
09/15/2031	4.500%	2,918,000	2,661,881
02/15/2032	6.250%	1,824,000	1,847,864
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	3,350,000	3,155,928
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	4,897,000	4,534,967
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	2,957,000	2,946,106
US Foods, Inc.(a)
09/15/2028	6.875%	1,558,000	1,610,176
02/15/2029	4.750%	967,000	934,278
06/01/2030	4.625%	3,348,000	3,195,752
01/15/2032	7.250%	1,450,000	1,515,496
Total			69,979,183
Gaming 0.7%
Boyd Gaming Corp.
12/01/2027	4.750%	1,260,000	1,232,442
Boyd Gaming Corp.(a)
06/15/2031	4.750%	1,622,000	1,515,355
Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	5,516,000	5,217,104
02/15/2030	7.000%	3,769,000	3,889,560
02/15/2032	6.500%	3,184,000	3,250,072
10/15/2032	6.000%	1,927,000	1,889,440
Churchill Downs, Inc.(a)
01/15/2028	4.750%	2,174,000	2,122,682
05/01/2031	6.750%	1,149,000	1,177,281
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	916,000	931,683
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	330,000	343,548
MGM Resorts International
09/15/2029	6.125%	1,569,000	1,586,063
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	4,992,000	4,739,508
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	414,000	409,859
07/01/2029	4.125%	2,177,000	1,978,559
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	4,720,000	4,595,431
Scientific Games International, Inc.(a)
11/15/2029	7.250%	2,450,000	2,530,845
Wynn Resorts Finance LLC/Capital Corp.(a)
03/15/2033	6.250%	2,163,000	2,158,855
Total			39,568,287
Health Care 2.3%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	2,108,000	2,048,350
04/15/2029	5.000%	3,480,000	3,271,728
Avantor Funding, Inc.(a)
07/15/2028	4.625%	1,819,000	1,757,352
11/01/2029	3.875%	4,019,000	3,732,630
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	2,463,000	2,580,523
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%	586,000	576,151
04/01/2030	3.500%	2,595,000	2,556,933
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	455,000	436,704
03/15/2029	3.750%	1,124,000	1,042,522
03/15/2031	4.000%	975,000	883,159
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	2,690,000	2,607,263
04/15/2029	6.875%	2,712,000	2,174,472
05/15/2030	5.250%	5,131,000	4,381,925
02/15/2031	4.750%	2,397,000	1,946,737
01/15/2032	10.875%	1,005,000	1,045,661
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cigna Corp.
03/15/2050	3.400%	2,340,000	1,657,212
Cigna Group (The)
02/15/2054	5.600%	2,304,000	2,308,821
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	1,688,000	1,739,057
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	18,980,000	19,532,788
HCA, Inc.
02/01/2029	5.875%	2,135,000	2,197,713
09/01/2030	3.500%	31,379,000	28,945,950
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	499,000	481,779
IQVIA, Inc.(a)
10/15/2026	5.000%	823,000	812,487
05/15/2027	5.000%	1,864,000	1,844,098
05/15/2030	6.500%	993,000	1,017,733
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	2,131,000	2,170,301
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	2,870,000	2,690,771
10/01/2029	5.250%	6,635,000	6,484,995
Select Medical Corp.(a)
08/15/2026	6.250%	5,184,000	5,238,017
Select Medical Corp.(a),(b)
12/01/2032	6.250%	2,024,000	2,027,239
Star Parent, Inc.(a)
10/01/2030	9.000%	5,813,000	6,002,399
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	1,785,000	1,836,962
Tenet Healthcare Corp.
02/01/2027	6.250%	3,617,000	3,621,452
11/01/2027	5.125%	2,981,000	2,954,224
10/01/2028	6.125%	2,640,000	2,647,447
01/15/2030	4.375%	1,759,000	1,647,917
05/15/2031	6.750%	3,662,000	3,753,101
Total			132,654,573
Healthcare Insurance 1.0%
Aetna, Inc.
11/15/2042	4.125%	2,786,000	2,249,071
08/15/2047	3.875%	1,833,000	1,384,655
Centene Corp.
10/15/2030	3.000%	43,721,000	38,159,189
03/01/2031	2.500%	11,897,000	9,998,748
08/01/2031	2.625%	7,507,000	6,281,604
Total			58,073,267

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.1%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	3,237,000	3,144,162
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	1,294,000	1,302,219
Total			4,446,381
Independent Energy 1.0%
Baytex Energy Corp.(a)
04/30/2030	8.500%	1,384,000	1,432,764
03/15/2032	7.375%	3,776,000	3,761,403
Civitas Resources, Inc.(a)
07/01/2028	8.375%	903,000	942,571
11/01/2030	8.625%	1,354,000	1,438,467
07/01/2031	8.750%	2,093,000	2,218,921
CNX Resources Corp.(a)
01/15/2029	6.000%	3,110,000	3,110,017
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	6,862,000	6,829,560
Comstock Resources, Inc.(a)
03/01/2029	6.750%	2,540,000	2,492,038
01/15/2030	5.875%	520,000	491,723
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	2,411,000	2,449,065
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	2,935,000	2,912,876
02/01/2029	5.750%	3,120,000	3,029,701
11/01/2033	8.375%	1,726,000	1,823,399
02/15/2035	7.250%	3,873,000	3,800,734
Matador Resources Co.(a)
04/15/2028	6.875%	1,212,000	1,238,566
04/15/2032	6.500%	2,984,000	2,992,401
04/15/2033	6.250%	1,377,000	1,364,293
Occidental Petroleum Corp.
08/01/2027	5.000%	3,276,000	3,295,813
10/01/2054	6.050%	3,976,000	3,963,935
Permian Resources Operating LLC(a)
01/15/2032	7.000%	4,570,000	4,703,541
02/01/2033	6.250%	1,366,000	1,376,806
SM Energy Co.(a)
08/01/2029	6.750%	1,344,000	1,353,335
08/01/2032	7.000%	2,495,000	2,507,666
Total			59,529,595
Integrated Energy 0.3%
BP Capital Markets America, Inc.
11/17/2027	5.017%	16,270,000	16,508,784
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.6%
Boyne USA, Inc.(a)
05/15/2029	4.750%	722,000	689,991
Carnival Corp.(a)
03/01/2026	7.625%	2,796,000	2,812,581
08/01/2028	4.000%	3,427,000	3,265,790
08/15/2029	7.000%	1,868,000	1,955,341
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	3,079,000	3,303,420
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	551,000	547,872
10/01/2028	6.500%	782,000	789,187
Cinemark USA, Inc.(a)
08/01/2032	7.000%	785,000	812,204
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	639,000	638,363
NCL Corp., Ltd.(a)
03/15/2026	5.875%	1,810,000	1,811,116
02/15/2027	5.875%	1,143,000	1,144,651
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	1,855,000	1,857,946
09/30/2031	5.625%	2,128,000	2,130,923
03/15/2032	6.250%	944,000	965,065
02/01/2033	6.000%	2,746,000	2,782,671
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	1,765,000	1,823,062
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	2,956,000	3,030,000
Vail Resorts, Inc.(a)
05/15/2032	6.500%	1,584,000	1,626,402
Viking Cruises Ltd.(a)
09/15/2027	5.875%	2,281,000	2,270,164
02/15/2029	7.000%	1,092,000	1,102,766
07/15/2031	9.125%	960,000	1,042,200
Total			36,401,715
Life Insurance 0.6%
Met Tower Global Funding(a)
04/12/2029	5.250%	6,782,000	6,939,758
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	25,683,000	25,590,714
Total			32,530,472
Lodging 0.2%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	966,000	965,389
04/01/2032	6.125%	2,704,000	2,734,511
Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton Grand Vacations Borrower Escrow LLC(a)
07/01/2031	4.875%	1,353,000	1,222,157
01/15/2032	6.625%	2,180,000	2,205,016
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	1,955,000	1,868,804
Total			8,995,877
Media and Entertainment 1.0%
Clear Channel Outdoor Holdings, Inc.(a)
09/15/2028	9.000%	1,977,000	2,096,098
06/01/2029	7.500%	5,565,000	4,932,765
04/01/2030	7.875%	2,487,000	2,575,627
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	1,833,000	1,793,935
iHeartCommunications, Inc.
05/01/2026	6.375%	1,900,936	1,653,792
05/01/2027	8.375%	1,526,078	892,127
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	1,798,000	1,863,381
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	3,572,000	3,522,159
01/15/2029	4.250%	811,000	764,101
03/15/2030	4.625%	2,185,000	2,051,334
02/15/2031	7.375%	696,000	736,185
Playtika Holding Corp.(a)
03/15/2029	4.250%	1,953,000	1,795,551
Roblox Corp.(a)
05/01/2030	3.875%	5,315,000	4,831,496
Univision Communications, Inc.(a)
08/15/2028	8.000%	2,553,000	2,607,538
05/01/2029	4.500%	2,385,000	2,142,127
Warnermedia Holdings, Inc.
03/15/2052	5.141%	1,683,000	1,352,691
03/15/2062	5.391%	24,976,000	19,918,131
Total			55,529,038
Metals and Mining 0.5%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	1,072,000	1,121,240
Allegheny Technologies, Inc.
10/01/2029	4.875%	818,000	786,509
10/01/2031	5.125%	2,729,000	2,591,890
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	905,000	911,235
Constellium SE(a)
06/15/2028	5.625%	2,490,000	2,458,197
04/15/2029	3.750%	5,409,000	4,955,887
08/15/2032	6.375%	2,504,000	2,492,884
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	1,464,000	1,443,284
04/01/2029	6.125%	5,064,000	5,095,136
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	1,804,000	1,626,734
Novelis Corp.(a)
11/15/2026	3.250%	1,369,000	1,318,438
01/30/2030	4.750%	2,010,000	1,894,905
08/15/2031	3.875%	1,651,000	1,451,575
Total			28,147,914
Midstream 2.4%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	1,715,000	1,746,462
CNX Midstream Partners LP(a)
04/15/2030	4.750%	4,720,000	4,408,243
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	5,594,000	5,830,804
DT Midstream, Inc.(a)
06/15/2029	4.125%	1,588,000	1,508,664
06/15/2031	4.375%	3,480,000	3,243,247
Enbridge, Inc.
04/05/2027	5.250%	7,793,000	7,907,577
EQM Midstream Partners LP(a)
07/01/2025	6.000%	2,976,000	2,984,626
07/01/2027	6.500%	1,236,000	1,266,995
01/15/2029	4.500%	1,427,000	1,383,968
04/01/2029	6.375%	1,191,000	1,215,458
01/15/2031	4.750%	5,225,000	5,019,873
EQM Midstream Partners LP
07/15/2048	6.500%	5,051,000	5,330,947
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	18,903,000	15,671,525
09/30/2040	3.250%	3,925,000	3,039,551
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	11,038,000	11,282,359
NuStar Logistics LP
10/01/2025	5.750%	4,717,000	4,711,406
06/01/2026	6.000%	3,288,000	3,310,248
04/28/2027	5.625%	1,573,000	1,577,085
Sunoco LP(a)
05/01/2029	7.000%	2,162,000	2,238,712
05/01/2032	7.250%	2,041,000	2,137,564
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	3,318,000	3,289,498
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	4,429,000	4,113,120
08/15/2031	4.125%	4,227,000	3,858,709
11/01/2033	3.875%	9,533,000	8,307,396

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture Global LNG, Inc.(a),(i),(j)
	9.000%	2,918,000	3,025,001
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	2,432,000	2,716,244
01/15/2030	7.000%	1,548,000	1,584,099
06/01/2031	8.375%	2,038,000	2,147,371
02/01/2032	9.875%	2,466,000	2,741,306
Western Midstream Operating LP
01/15/2029	6.350%	3,871,000	4,044,523
Williams Companies, Inc. (The)
08/15/2028	5.300%	17,155,000	17,483,051
Total			139,125,632
Natural Gas 0.1%
NiSource, Inc.
05/01/2030	3.600%	6,399,000	6,046,291
Oil Field Services 0.4%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	1,387,000	1,406,342
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	916,000	947,681
Nabors Industries Ltd.(a)
01/15/2028	7.500%	1,217,000	1,181,152
Nabors Industries, Inc.(a)
05/15/2027	7.375%	531,000	532,036
01/31/2030	9.125%	2,356,000	2,451,979
08/15/2031	8.875%	3,129,000	3,025,885
Noble Finance II LLC(a)
04/15/2030	8.000%	1,638,000	1,677,082
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	2,327,323	2,390,487
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	2,465,000	2,541,665
Transocean, Inc.(a)
05/15/2029	8.250%	776,000	783,425
05/15/2031	8.500%	3,061,000	3,105,572
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	2,768,000	2,835,819
Total			22,879,125
Other Industry 0.1%
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%	1,358,000	1,300,729
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	1,054,000	1,014,700
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	983,000	1,000,620
Total			3,316,049
Other REIT 0.4%
Ladder Capital Finance Holdings LLLP(a)
07/15/2031	7.000%	1,836,000	1,908,082
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	3,838,000	3,833,172
02/01/2027	4.250%	1,293,000	1,258,687
06/15/2029	4.750%	4,185,000	4,012,511
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	4,100,000	4,069,204
05/15/2029	4.875%	1,134,000	1,088,417
02/01/2030	7.000%	947,000	968,708
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	616,000	639,253
02/15/2029	4.500%	860,000	824,934
04/01/2032	6.500%	1,679,000	1,706,133
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	1,102,000	1,073,394
Service Properties Trust(a)
11/15/2031	8.625%	1,493,000	1,577,713
XHR LP(a)
05/15/2030	6.625%	712,000	722,670
Total			23,682,878
Packaging 0.3%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	6,252,000	5,429,042
Canpack SA/US LLC(a)
11/15/2029	3.875%	3,538,000	3,220,640
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	1,080,000	1,083,117
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	3,592,000	3,581,365
08/15/2027	8.500%	1,408,000	1,410,302
Total			14,724,466
Paper 0.0%
Glatfelter Corp.(a)
11/15/2031	7.250%	1,800,000	1,775,606
Pharmaceuticals 1.3%
1375209 BC Ltd.(a)
01/30/2028	9.000%	443,000	442,362
AbbVie, Inc.
03/15/2029	4.800%	13,495,000	13,612,487
11/21/2029	3.200%	3,726,000	3,494,113
Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amgen, Inc.
03/02/2063	5.750%	9,555,000	9,718,192
Bausch Health Companies, Inc.(a)
09/30/2028	11.000%	789,000	775,073
Gilead Sciences, Inc.
03/01/2026	3.650%	36,182,000	35,753,743
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	5,749,000	5,236,937
Jazz Securities DAC(a)
01/15/2029	4.375%	2,600,000	2,475,769
Organon Finance 1 LLC(a)
04/30/2028	4.125%	1,722,000	1,634,987
04/30/2031	5.125%	2,517,000	2,301,545
Total			75,445,208
Property & Casualty 0.7%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	718,000	684,015
10/15/2027	6.750%	2,659,000	2,650,006
04/15/2028	6.750%	5,909,000	5,967,475
11/01/2029	5.875%	609,000	587,271
01/15/2031	7.000%	2,647,000	2,689,075
10/01/2031	6.500%	1,285,000	1,285,398
10/01/2032	7.375%	1,162,000	1,171,277
AmWINS Group, Inc.(a)
02/15/2029	6.375%	1,979,000	1,998,635
AssuredPartners, Inc.(a)
01/15/2029	5.625%	3,403,000	3,230,644
02/15/2032	7.500%	591,000	601,379
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	4,549,000	4,388,288
HUB International Ltd.(a)
01/31/2032	7.375%	1,052,000	1,076,643
HUB International, Ltd.(a)
06/15/2030	7.250%	9,107,000	9,439,036
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	3,637,000	3,723,348
Ryan Specialty LLC(a)
08/01/2032	5.875%	802,000	802,043
USI, Inc.(a)
01/15/2032	7.500%	1,437,000	1,465,805
Total			41,760,338
Railroads 0.4%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	2,787,000	2,806,315
Norfolk Southern Corp.
06/15/2026	2.900%	8,699,000	8,485,549
08/01/2030	5.050%	10,246,000	10,452,940
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	3,763,000	3,906,049
Total			25,650,853
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	3,236,000	3,084,556
09/15/2029	5.625%	1,840,000	1,839,521
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	1,305,000	1,225,905
01/15/2030	6.750%	2,452,000	2,292,237
Yum! Brands, Inc.
04/01/2032	5.375%	2,405,000	2,359,166
Total			10,801,385
Retailers 0.6%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	701,000	666,323
02/15/2032	5.000%	701,000	652,140
Belron UK Finance PLC(a)
10/15/2029	5.750%	1,135,000	1,140,964
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	999,000	944,319
01/15/2030	6.375%	699,000	707,432
Hanesbrands, Inc.(a)
05/15/2026	4.875%	645,000	637,172
02/15/2031	9.000%	2,181,000	2,342,449
L Brands, Inc.(a)
07/01/2025	9.375%	485,000	496,093
L Brands, Inc.
02/01/2028	5.250%	1,053,000	1,047,458
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	1,142,000	1,078,534
08/01/2031	8.250%	1,111,000	1,160,914
Lithia Motors, Inc.(a)
01/15/2031	4.375%	1,325,000	1,219,406
Lowe’s Companies, Inc.
04/01/2062	4.450%	20,715,000	16,975,314
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	2,780,000	2,656,542
02/15/2029	7.750%	2,190,000	2,156,279
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	3,767,000	3,313,619
Total			37,194,958
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	1,085,000	1,094,188

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	2,743,000	2,654,970
02/15/2030	4.875%	536,000	515,440
Total			4,264,598
Technology 2.6%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	1,490,000	1,530,224
Block, Inc.
06/01/2026	2.750%	1,714,000	1,654,882
06/01/2031	3.500%	1,723,000	1,547,761
Block, Inc.(a)
05/15/2032	6.500%	3,394,000	3,486,295
Broadcom, Inc.(a)
11/15/2036	3.187%	18,394,000	15,114,850
Camelot Finance SA(a)
11/01/2026	4.500%	924,000	903,172
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	2,295,000	2,354,767
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	1,442,000	1,450,071
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	1,277,000	1,200,074
07/01/2029	4.875%	3,188,000	2,982,708
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	6,872,000	6,936,683
06/30/2032	8.250%	3,978,000	4,151,216
CommScope Technologies LLC(a)
06/15/2025	6.000%	1,385,000	1,362,956
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	4,174,000	4,054,982
Ellucian Holdings, Inc.(a)
12/01/2029	6.500%	1,060,000	1,078,828
Entegris Escrow Corp.(a)
04/15/2029	4.750%	2,603,000	2,519,642
06/15/2030	5.950%	3,323,000	3,333,150
Gartner, Inc.(a)
07/01/2028	4.500%	1,484,000	1,448,305
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	4,967,000	5,249,939
HealthEquity, Inc.(a)
10/01/2029	4.500%	2,857,000	2,709,905
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	2,367,000	2,211,554
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	4,437,000	4,533,343
Intel Corp.
03/25/2050	4.750%	6,800,000	5,699,277
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	2,590,000	2,399,398
05/30/2029	9.500%	4,782,000	4,949,276
Iron Mountain, Inc.(a)
09/15/2027	4.875%	4,523,000	4,454,851
09/15/2029	4.875%	664,000	639,204
07/15/2030	5.250%	2,592,000	2,514,567
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	6,508,000	6,240,013
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	3,431,000	3,756,843
NCR Corp.(a)
10/01/2028	5.000%	3,473,000	3,357,990
04/15/2029	5.125%	982,000	943,073
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	4,430,000	4,108,514
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	2,210,000	2,047,863
01/15/2033	5.000%	7,610,000	7,545,499
Picard Midco, Inc.(a)
03/31/2029	6.500%	5,565,000	5,481,615
PTC, Inc.(a)
02/15/2025	3.625%	349,000	347,365
Seagate HDD
12/15/2029	8.250%	1,930,000	2,069,986
Sensata Technologies BV(a)
09/01/2030	5.875%	2,018,000	2,001,765
Sensata Technologies, Inc.(a)
07/15/2032	6.625%	436,000	444,078
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	5,103,000	5,036,726
08/15/2032	6.750%	1,276,000	1,318,949
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	1,508,000	1,542,309
Synaptics, Inc.(a)
06/15/2029	4.000%	2,494,000	2,296,439
UKG, Inc.(a)
02/01/2031	6.875%	4,210,000	4,326,147
Zebra Technologies Corp.(a)
06/01/2032	6.500%	1,796,000	1,841,028
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	5,157,000	4,739,791
Total			151,917,873
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.(a)
01/15/2030	8.250%	1,446,000	1,503,408
02/15/2031	8.000%	3,134,000	3,260,950
Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ERAC USA Finance LLC(a)
11/01/2025	3.800%	907,000	899,254
05/01/2028	4.600%	13,488,000	13,481,052
Total			19,144,664
Wireless 0.4%
Altice France Holding SA(a)
02/15/2028	6.000%	3,633,000	966,668
Altice France SA(a)
07/15/2029	5.125%	5,899,000	4,494,718
10/15/2029	5.500%	1,316,000	1,015,995
SBA Communications Corp.
02/15/2027	3.875%	460,000	447,512
02/01/2029	3.125%	5,224,000	4,784,250
Sprint Capital Corp.
11/15/2028	6.875%	3,098,000	3,327,657
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	931,000	804,486
07/15/2031	4.750%	3,500,000	3,084,903
04/15/2032	7.750%	1,430,000	1,451,701
Total			20,377,890
Wirelines 0.5%
AT&T, Inc.
12/01/2033	2.550%	6,715,000	5,533,164
Frontier Communications Corp.(a)
05/01/2028	5.000%	1,941,000	1,925,599
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	822,000	875,505
03/15/2031	8.625%	2,232,000	2,402,835
Iliad Holding SAS(a)
10/15/2026	6.500%	3,029,000	3,078,221
10/15/2028	7.000%	5,063,000	5,142,828
Iliad Holding SASU(a)
04/15/2031	8.500%	1,331,000	1,417,420
Iliad Holding SASU(a),(b)
04/15/2032	7.000%	1,563,000	1,579,305
Verizon Communications, Inc.
03/21/2031	2.550%	7,180,000	6,282,034
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	1,513,000	1,578,557
Total			29,815,468
Total Corporate Bonds & Notes (Cost $1,993,266,020)			1,978,427,377

Foreign Government Obligations(k),(l) 5.3%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazil 0.2%
Brazilian Government International Bond
06/12/2030	3.875%		2,024,000	1,830,230
01/07/2041	5.625%		11,000,000	9,882,170
Total				11,712,400
Canada 0.2%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%		3,264,000	3,207,035
11/15/2028	8.500%		880,000	938,484
02/15/2030	9.000%		3,575,000	3,870,179
12/01/2031	7.000%		1,222,000	1,248,261
Total				9,263,959
Chile 0.2%
Corp Nacional del Cobre de Chile(a)
01/30/2050	3.700%		9,000,000	6,277,790
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%		5,176,000	5,369,506
Total				11,647,296
Colombia 0.3%
Colombia Government International Bond
06/15/2045	5.000%		14,500,000	10,205,146
05/15/2049	5.200%		9,119,000	6,407,220
Total				16,612,366
Dominican Republic 0.3%
Dominican Republic International Bond(a)
01/25/2027	5.950%		4,475,000	4,483,485
04/30/2044	7.450%		7,900,000	8,646,194
01/27/2045	6.850%		3,544,000	3,645,472
Total				16,775,151
Egypt 0.2%
Egypt Government International Bond(a)
04/16/2030	5.625%	EUR	6,600,000	6,134,712
01/31/2047	8.500%		5,700,000	4,574,322
02/21/2048	7.903%		3,000,000	2,285,364
03/01/2049	8.700%		965,000	785,844
Total				13,780,242
India 0.6%
Export-Import Bank of India(a)
01/15/2030	3.250%		6,200,000	5,723,749
India Government Bond
02/06/2033	7.260%	INR	1,972,730,000	23,994,287
Indian Railway Finance Corp., Ltd.(a)
02/10/2031	2.800%		7,000,000	6,167,994
Total				35,886,030

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Foreign Government Obligations(k),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Indonesia 0.5%
Indonesia Asahan Aluminium PT/Mineral Industri Persero(a)
05/15/2030	5.450%		5,300,000	5,327,752
Indonesia Treasury Bond
04/15/2027	5.125%	IDR	227,007,000,000	13,827,333
04/15/2039	8.375%	IDR	68,305,000,000	4,809,211
PT Pertamina Persero(a)
02/09/2031	2.300%		6,300,000	5,366,142
Total				29,330,438
Ivory Coast 0.2%
Ivory Coast Government International Bond(a)
01/30/2032	4.875%	EUR	9,275,000	8,652,233
06/15/2033	6.125%		3,847,000	3,496,500
Total				12,148,733
Kazakhstan 0.1%
KazMunayGas National Co., JSC(a)
10/24/2048	6.375%		7,000,000	6,725,793
Kuwait 0.1%
MEGlobal Canada ULC(a)
05/18/2025	5.000%		4,950,000	4,931,286
Mexico 0.4%
Mexico Government International Bond
04/16/2030	3.250%		4,000,000	3,561,077
05/07/2036	6.000%		5,257,000	5,133,794
08/14/2041	4.280%		300,000	232,256
Petroleos Mexicanos
03/13/2027	6.500%		7,689,000	7,505,050
02/12/2028	5.350%		4,594,000	4,255,269
02/12/2048	6.350%		8,000,000	5,521,357
Total				26,208,803
Nigeria 0.1%
Nigeria Government International Bond(a)
11/28/2047	7.625%		7,000,000	5,316,451
Oman 0.1%
Oman Government International Bond(a)
01/17/2048	6.750%		6,506,000	6,815,584
Panama 0.1%
Panama Government International Bond
01/19/2033	3.298%		6,779,000	5,401,074
Foreign Government Obligations(k),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Paraguay 0.1%
Paraguay Government International Bond(a)
03/27/2027	4.700%		2,000,000	1,969,720
08/11/2044	6.100%		2,939,000	2,907,139
Total				4,876,859
Romania 0.2%
Romanian Government International Bond(a)
01/28/2050	3.375%	EUR	12,000,000	8,464,567
02/14/2051	4.000%		2,246,000	1,495,030
Total				9,959,597
Saudi Arabia 0.5%
Gaci First Investment Co.(a)
10/13/2032	5.250%		13,102,000	13,190,940
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%		15,163,000	13,078,740
Total				26,269,680
Senegal 0.2%
Senegal Government International Bond(a)
05/23/2033	6.250%		12,999,000	10,927,103
South Korea 0.4%
Korea Treasury Bond
03/10/2028	3.250%	KRW	31,900,000,000	23,441,009
United Arab Emirates 0.3%
DP World Crescent Ltd.(a)
07/18/2029	3.875%		5,600,000	5,334,646
DP World Ltd.(a)
09/25/2048	5.625%		6,091,000	5,862,874
DP World PLC(a)
07/02/2037	6.850%		3,650,000	4,019,057
09/30/2049	4.700%		2,000,000	1,690,618
Total				16,907,195
Total Foreign Government Obligations (Cost $314,749,984)				304,937,049

Residential Mortgage-Backed Securities - Agency 33.3%

Fannie Mae REMICS(c),(m)
CMO Series 2022-27 Class SJ
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 06/25/2052	1.366%		50,407,961	4,805,784
Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-46 Class SD
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	1.152%	69,845,112	6,957,090
CMO Series 2023-62 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2048	1.352%	71,821,491	8,300,632
Federal Home Loan Mortgage Corp.
05/01/2052	3.000%	55,475,039	48,868,335
08/01/2052	4.000%	25,088,107	23,753,229
09/01/2052- 10/01/2053	5.000%	186,707,245	184,974,313
07/01/2053- 12/01/2053	5.500%	82,742,361	83,095,837
12/01/2053	6.000%	38,693,541	39,674,307
Federal Home Loan Mortgage Corp.(m)
CMO Series 304 Class C69
12/15/2042	4.000%	1,957,180	374,772
CMO Series 4147 Class CI
01/15/2041	3.500%	773,450	13,161
Federal Home Loan Mortgage Corp.(c),(m)
CMO Series 318 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 11/15/2043	1.030%	3,824,669	374,829
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	1.043%	6,471,823	575,083
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	1.202%	21,318,119	2,385,434
CMO STRIPS Series 326 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/15/2044	1.080%	683,275	66,758
Federal Home Loan Mortgage Corp.(d),(m)
CMO Series 4515 Class SA
08/15/2038	1.354%	2,579,902	133,608
Federal Home Loan Mortgage Corp. REMICS(m)
CMO Series 5051 Class KI
12/25/2050	2.500%	34,033,104	5,261,252
CMO Series 5192 Class PI
10/25/2051	2.500%	53,944,760	6,411,335
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5198 Class KI
02/25/2052	3.000%	39,345,185	7,173,335
Federal National Mortgage Association
08/01/2032- 04/01/2052	3.000%	109,990,097	97,149,821
04/01/2052	2.500%	14,443,082	12,179,019
05/01/2052- 09/01/2052	3.500%	215,000,050	197,004,817
07/01/2052	4.500%	49,143,167	47,272,244
10/01/2053	5.000%	39,303,540	38,655,189
10/01/2053	5.500%	34,760,526	35,059,741
Federal National Mortgage Association(d),(m)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	2,149,641	22
Federal National Mortgage Association(m)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	462,770	11,367
CMO Series 2012-131 Class MI
01/25/2040	3.500%	439,936	7,302
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,413,607	202,154
Federal National Mortgage Association(c),(m)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	1.052%	5,548,603	543,006
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	1.302%	9,375,407	1,084,468
CMO Series 2016-26 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/25/2046	1.202%	8,501,218	971,269
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	1.152%	5,349,905	607,070
CMO Series 2016-42 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2046	1.152%	19,112,073	1,987,927
CMO Series 2017-47 Class SE
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 06/25/2047	1.252%	6,031,498	680,316

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-56 Class SB
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	1.302%	20,538,312	2,430,822
CMO Series 2018-76 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	1.302%	6,816,635	856,012
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	1.202%	18,812,301	2,305,195
CMO Series 2019-8 Class SG
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/25/2049	1.152%	19,128,141	1,934,704
Federal National Mortgage Association REMICS(m)
CMO Series 2020-77 Class IL
11/25/2050	2.500%	31,740,102	4,848,101
Federal National Mortgage Association REMICS(c),(m)
CMO Series 2023-61 Class GS
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 12/25/2053	0.966%	144,969,148	7,184,555
Freddie Mac REMICS(m)
CMO Series 5287 Class NI
05/25/2051	3.500%	37,484,802	7,510,016
Freddie Mac REMICS(c),(m)
CMO Series 5356 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/15/2049	1.080%	89,104,690	9,109,315
Government National Mortgage Association
08/15/2031	7.000%	10,790	11,051
04/15/2034	5.000%	69,536	70,405
Government National Mortgage Association(m)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	5,487,588	341,349
CMO Series 2020-138 Class GI
09/20/2050	3.000%	31,581,126	5,034,471
CMO Series 2020-191 Class UG
12/20/2050	3.500%	36,363,389	6,235,532
CMO Series 2021-140 Class IW
08/20/2051	3.500%	43,321,771	8,243,656
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-57 Class KI
03/20/2051	3.500%	40,173,409	7,534,306
CMO Series 2021-89 Class IO
05/20/2051	3.000%	45,199,779	7,117,329
Government National Mortgage Association(c),(m)
CMO Series 2016-20 Class SQ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 02/20/2046	1.379%	8,485,159	997,579
CMO Series 2017-129 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	1.479%	6,857,279	805,911
CMO Series 2017-133 Class SM
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2047	1.529%	7,672,081	857,841
CMO Series 2017-141 Class ES
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2047	1.479%	10,213,407	1,379,297
CMO Series 2018-124 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	1.479%	12,277,191	1,370,556
CMO Series 2018-147 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	1.429%	23,285,171	2,826,976
CMO Series 2018-155 Class ES
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 11/20/2048	1.379%	9,692,925	1,044,078
CMO Series 2018-168 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 12/20/2048	1.379%	8,237,124	1,092,182
CMO Series 2018-67 Class SP
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	1.479%	7,442,064	845,272
Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-152 Class BS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	1.329%	19,819,507	2,276,062
CMO Series 2019-23 Class LS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	1.329%	5,638,334	619,603
CMO Series 2019-23 Class QS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2049	1.329%	16,071,689	1,758,341
CMO Series 2019-29 Class DS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	1.329%	13,564,608	1,292,409
CMO Series 2019-41 Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	1.329%	13,231,759	1,446,137
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	1.429%	8,943,980	1,012,320
CMO Series 2019-59 Class JS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	1.429%	8,775,670	951,321
CMO Series 2020-101 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	1.479%	52,359,650	6,871,361
CMO Series 2020-55 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2050	1.329%	35,001,195	4,087,923
CMO Series 2020-61 Class SM
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 07/20/2043	1.879%	34,751,041	5,173,301
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	1.329%	39,593,224	4,432,374
CMO Series 2021-155 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	1.579%	42,031,513	5,900,649
CMO Series 2021-58 Class SH
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	1.579%	47,652,996	6,199,650
CMO Series 2022-148 Class BS
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/20/2052	1.189%	25,141,281	2,768,311
CMO Series 2022-197 Class DS
-1.0 x 30-day Average SOFR + 6.800% Cap 6.800% 11/20/2052	2.039%	60,755,495	7,701,998
CMO Series 2022-215 Class ES
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	1.329%	67,013,945	8,093,080
CMO Series 2022-90 Class SD
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	1.329%	38,425,679	4,334,939
CMO Series 2022-90 Class SM
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2050	1.429%	61,886,643	7,848,959
CMO Series 2023-165 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 02/20/2050	1.429%	71,897,121	8,848,609
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	1.329%	60,376,293	7,220,449

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-18 Class SB
-1.0 x 30-day Average SOFR + 5.690% Cap 5.690% 02/20/2053	0.929%	42,884,983	3,686,282
CMO Series 2023-32 Class SD
-1.0 x 30-day Average SOFR + 5.750% Cap 5.750% 02/20/2053	0.989%	75,275,887	6,671,935
CMO Series 2023-66 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	1.479%	68,641,676	8,464,267
CMO Series 2023-75 Class SB
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 06/20/2050	1.329%	74,546,522	9,128,199
CMO Series 2024-110 Class SG
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 07/20/2054	1.189%	56,594,966	4,307,805
CMO Series 2024-110 Class SQ
-1.0 x 30-day Average SOFR + 6.650% Cap 6.650% 07/20/2054	1.889%	71,914,621	8,630,028
CMO Series 2024-128 Class S
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	1.479%	62,044,451	6,782,699
CMO Series 2024-25 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	1.579%	80,540,367	9,876,206
CMO Series 2024-30 Class IM
-1.0 x 30-day Average SOFR + 5.250% Cap 5.250% 02/20/2054	0.489%	106,466,728	7,002,583
CMO Series 2024-30 Class SN
30-day Average SOFR + 6.950% Cap 6.950% 02/20/2054	2.189%	116,999,759	11,932,490
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-64 Class SM
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 04/20/2054	1.110%	47,845,079	4,949,033
CMO Series 2024-64 Class SN
-1.0 x 30-day Average SOFR + 5.300% Cap 5.300% 04/20/2054	0.539%	71,830,992	4,891,777
CMO Series 2024-79 Class HS
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	2.489%	31,257,881	3,605,797
CMO Series 2024-79 Class JS
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	2.489%	47,580,240	6,666,401
CMO Series 2024-97 Class YS
-1.0 x 30-day Average SOFR + 6.650% Cap 6.650% 06/20/2054	1.889%	69,301,017	7,048,031
Government National Mortgage Association TBA(b)
12/19/2054	3.000%	32,000,000	28,354,666
Uniform Mortgage-Backed Security TBA(b)
12/17/2039	3.000%	19,000,000	17,881,130
12/13/2053	4.000%	224,500,000	209,945,216
12/13/2053	4.500%	195,500,000	187,713,857
12/13/2053	5.000%	62,000,000	60,833,726
12/13/2053	5.500%	132,000,000	131,837,986
12/12/2054	6.000%	152,000,000	153,778,839
Total Residential Mortgage-Backed Securities - Agency (Cost $1,955,140,998)			1,921,428,086

Residential Mortgage-Backed Securities - Non-Agency 9.4%

A&D Mortgage Trust(a),(i)
CMO Series 2024-NQM3 Class A1
07/25/2069	6.451%	15,341,278	15,513,309
Antler Mortgage Trust(a),(d)
CMO Series 2024-RTL1
05/25/2026	9.487%	5,116,213	5,153,901
BVRT Financing Trust(a),(c),(g)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	9,751,780	9,751,780
Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-CRT1 Class M4
30-day Average SOFR + 3.614% Floor 3.500% 07/10/2032	8.927%	16,191,028	15,578,521
CAFL Issuer LLC(a),(i)
CMO Series 2021-RTL1 Class A1
03/28/2029	2.239%	5,436,106	5,385,919
CIM Trust(a),(i)
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	6,815,464	6,785,077
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2010-6 Class 2A2
09/25/2035	6.688%	59,960	59,639
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	922,259	911,357
Connecticut Avenue Securities Trust(a),(c)
CMO Series 2019-HRP1 Class M2
30-day Average SOFR + 2.264% 11/25/2039	6.999%	1,885,624	1,894,695
Eagle Re Ltd.(a),(c)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	7.288%	134,806	134,806
Freddie Mac STACR(c)
CMO Series 2020-CS02 Class M4
30-day Average SOFR + 0.000% 06/25/2033	4.617%	7,090,718	7,020,584
Freddie Mac STACR REMIC Trust(a),(c)
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	9.984%	9,950,000	10,717,634
Subordinated CMO Series 2020-DNA6 Class B1
30-day Average SOFR + 3.000% 12/25/2050	7.734%	15,400,000	16,667,454
Subordinated CMO Series 2021-DNA1 Class B1
30-day Average SOFR + 2.650% 01/25/2051	7.384%	10,400,000	11,087,847
Subordinated CMO Series 2021-DNA5 Class B1
30-day Average SOFR + 3.050% 01/25/2034	7.784%	15,700,000	16,843,990
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LHOME Mortgage Trust(a),(i)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	14,150,000	14,262,190
CMO Series 2024-RTL2 Class A1
03/25/2029	7.128%	8,000,000	8,096,149
MFA Trust(i)
CMO Series 2024-NPL1 Class A1
10/25/2062	6.330%	28,887,370	28,924,643
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	3,722,596	3,652,334
NYMT Loan Trust(a),(i)
CMO Series 2024-BPL1 Class A1
02/25/2029	7.154%	15,200,000	15,333,903
Oaktown Re VI Ltd.(a),(c)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	7.734%	9,320,809	9,398,557
OBX Trust(a),(i)
CMO Series 2024-NQM3 Class A1
12/25/2063	6.129%	10,610,243	10,692,953
OSAT Trust(a),(i)
CMO Series 2021-RPL1 Class A2
05/25/2065	6.967%	6,931,765	6,622,340
Point Securitization Trust(a),(d)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	14,915,145	14,580,161
Preston Ridge Partners Mortgage(a),(i)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	10,505,938	10,452,587
Preston Ridge Partners Mortgage Trust(a),(i)
CMO Series 2023-RCF1 Class M1
06/25/2053	4.000%	11,431,000	10,744,008
PRET LLC(a),(i)
CMO Series 2024-NPL1 Class A1
01/25/2054	7.143%	14,756,475	14,850,056
CMO Series 2024-NPL3 Class A1
04/27/2054	7.520%	15,967,231	16,064,928
CMO Series 2024-NPL4 Class A1
07/25/2054	6.996%	7,851,802	7,848,994
CMO Series 2024-NPL6 Class A1
10/25/2054	5.926%	26,585,708	26,686,316
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	19,042,717	19,114,436
CMO Series 2024-NPL7 Class A2
10/25/2054	8.956%	10,794,000	10,838,009

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	20,314,872	20,469,954
PRET LLC(a),(b),(f),(g),(i)
CMO Series 2024-NPL8 Class A1
11/25/2054	6.032%	18,300,000	18,300,000
Pretium Mortgage Credit Partners(a),(i)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	10,762,356	10,729,264
Pretium Mortgage Credit Partners LLC(a),(i)
CMO Series 2021-RN2 Class A1
07/25/2051	4.744%	6,954,426	6,892,012
PRKCM Trust(a),(d)
CMO Series 2022-AFC1 Class A3
04/25/2057	4.100%	13,931,526	12,684,926
PRPM LLC(a),(f),(g),(i)
CMO Series 2024-7 Class A1
12/25/2029	5.863%	21,700,000	21,700,000
PRPM LLC(a),(b),(i)
CMO Series 2024-8 Class A1
12/25/2029	5.911%	12,600,000	12,599,898
Radnor Re Ltd.(a),(c)
CMO Series 2021-1 Class M2
30-day Average SOFR + 3.150% 12/27/2033	7.884%	18,984,000	19,193,207
CMO Series 2024-1 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 09/25/2034	7.757%	6,900,000	6,941,489
Toorak Mortgage Trust(a),(i)
CMO Series 2024-RRTL2 Class A1
09/25/2039	5.504%	19,650,000	19,479,295
Triangle Re Ltd.(a),(c)
CMO Series 2021-2 Class M2
1-month Term SOFR + 5.614% Floor 5.500% 10/25/2033	10.202%	10,750,000	11,133,287
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	12,145,514	12,155,785
Vericrest Opportunity Loan Transferee(a),(i)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	3,574,776	3,548,381
Verus Securitization Trust(a),(d)
Subordinated CMO Series 2019-INV3 Class B1
11/25/2059	3.731%	7,300,000	7,146,526
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Visio Trust(a),(d)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	4,200,000	3,835,258
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	3,600,000	3,346,530
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $535,175,183)			541,824,889

Rights 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Windstream Holdings II LLC(e),(f),(g)	3,400	44,200
Entertainment 0.0%
Cineworld Group PLC(e)	31,901	740,353
Total Communication Services		784,553
Total Rights (Cost $435,521)		784,553

Senior Loans 9.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(c),(n)
Tranche J Term Loan
3-month Term SOFR + 2.500% 02/28/2031	7.104%	3,014,308	3,013,283
Airlines 0.1%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(c),(n)
Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 04/20/2028	9.629%	2,232,847	2,303,271
American Airlines, Inc.(c),(n)
Term Loan
6-month Term SOFR + 2.500% 06/04/2029	7.209%	1,512,937	1,517,673
Total			3,820,944
Automotive 0.1%
American Axle & Manufacturing, Inc.(c),(n)
Tranche B Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 12/13/2029	7.570%	1,543,573	1,549,362
Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Clarios Global LP(c),(n)
1st Lien Term Loan
1-month Term SOFR + 2.500% 05/06/2030	7.073%	2,131,379	2,143,379
First Brands Group LLC(c),(n)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	9.847%	1,695,717	1,636,367
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	9.847%	1,115,096	1,075,376
Total			6,404,484
Brokerage/Asset Managers/Exchanges 0.3%
Allspring Buyer LLC(c),(n)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 11/01/2028	8.137%	1,297,379	1,302,646
Aretec Group, Inc.(c),(n)
Tranche B2 Term Loan
1-month Term SOFR + 4.000% 08/09/2030	8.573%	1,897,912	1,908,825
Focus Financial Partners LLC(c),(n),(o),(p)
Delayed Draw Term Loan
3-month Term SOFR + 0.500% 09/15/2031	0.500%	124,474	125,551
Focus Financial Partners LLC(c),(n)
Term Loan
1-month Term SOFR + 3.250% 09/11/2031	7.823%	1,158,950	1,168,975
GTCR Everest Borrower LLC(c),(n),(o)
Term Loan
3-month Term SOFR + 3.000% 09/05/2031	8.325%	1,500,000	1,508,445
Guggenheim Private Investment Management(c),(n)
Tranche B Term Loan
3-month Term SOFR + 2.500% 11/26/2031	0.000%	875,000	878,281
HighTower Holding LLC(c),(n)
Term Loan
3-month Term SOFR + 3.500% 04/21/2028	8.071%	1,391,814	1,403,993
Jefferies Finance LLC(c),(n)
Term Loan
1-month Term SOFR + 3.000% 10/21/2031	7.599%	2,075,238	2,081,733
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
June Purchaser LLC(c),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 3.250% 09/11/2031	8.451%	1,079,684	1,089,812
3-month Term SOFR + 3.250% 09/11/2031	8.451%	179,947	181,635
Osaic Holdings, Inc.(c),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 3.500% 08/17/2028	3.500%	2,148,076	2,154,456
PEX Holdings LLC(c),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 2.750% 11/20/2031	7.383%	2,453,986	2,463,188
Russell Investments US Institutional Holdco, Inc.(c),(n)
Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 05/30/2027	9.585%	2,703,189	2,543,538
VFH Parent LLC(c),(n)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 06/21/2031	7.323%	1,463,455	1,468,036
Total			20,279,114
Building Materials 0.4%
Cornerstone Building Brands, Inc.(c),(n)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 04/12/2028	7.959%	1,370,993	1,288,089
Tranche C Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	9.109%	280,172	266,340
Covia Holdings LLC(c),(n)
Term Loan
3-month Term SOFR + 4.000% Floor 1.000% 07/31/2026	8.851%	1,750,241	1,745,865
Foundation Building Materials, Inc.(c),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 01/31/2028	8.097%	1,984,615	1,953,616
Term Loan
3-month Term SOFR + 4.000% 01/29/2031	8.585%	329,334	324,582
Gulfside Supply, Inc.(c),(n)
Term Loan
1-month Term SOFR + 3.000% 06/17/2031	7.599%	1,526,866	1,536,027

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hunter Douglas Holding BV(c),(n)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 02/26/2029	8.021%	2,648,092	2,654,713
Johnstone Supply LLC(c),(n)
Term Loan
1-month Term SOFR + 3.000% 06/09/2031	7.640%	1,286,001	1,292,199
KODIAK BP LLC(c),(n),(o)
Tranche B Term Loan
1-month Term SOFR + 4.000% 11/26/2031	8.361%	1,284,616	1,285,683
LBM Acquisition LLC (c),(n)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	8.472%	1,847,746	1,821,508
Madison Safety & Flow LLC(c),(n)
1st Lien Term Loan
1-month Term SOFR + 3.250% 09/26/2031	7.823%	604,837	611,266
Park River Holdings, Inc.(c),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.750% 12/28/2027	8.105%	867,065	856,521
Quikrete Holdings, Inc.(c),(n)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.500% 04/14/2031	7.073%	2,148,987	2,145,764
Specialty Building Products Holdings LLC(c),(n)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/15/2028	8.423%	778,722	773,691
Standard Building Solutions, Inc.(c),(n)
Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 09/22/2028	6.345%	1,325,593	1,331,916
White Cap Supply Holdings LLC(c),(n)
Tranche C Term Loan
1-month Term SOFR + 3.250% 10/19/2029	7.823%	2,845,995	2,860,452
Total			22,748,232
Cable and Satellite 0.2%
Charter Communications Operating LLC(c),(n),(o)
Tranche B5 Term Loan
3-month Term SOFR + 2.500% 11/21/2031	6.859%	908,955	907,818
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(c),(n)
Term Loan
1-month Term SOFR + 4.500% 01/18/2028	9.109%	1,421,281	1,394,106
DIRECTV Financing LLC(c),(n)
Term Loan
3-month Term SOFR + 5.000% Floor 0.750% 08/02/2027	9.847%	971,288	979,127
Iridium Communications, Inc.(c),(n)
Tranche B4 Term Loan
1-month Term SOFR + 2.250% Floor 0.750% 09/20/2030	6.823%	2,162,310	2,155,434
Telesat Canada(c),(n)
Tranche B5 Term Loan
3-month Term SOFR + 2.750% 12/07/2026	7.526%	2,179,765	1,122,579
UPC Financing Partnership(c),(n)
Tranche AX Term Loan
1-month Term SOFR + 2.925% 01/31/2029	7.649%	1,551,414	1,558,737
Virgin Media Bristol LLC(c),(n)
Tranche N Term Loan
1-month Term SOFR + 2.500% 01/31/2028	7.224%	1,925,000	1,905,153
Tranche Q Term Loan
1-month Term SOFR + 3.250% 01/31/2029	7.974%	1,000,000	992,250
Total			11,015,204
Chemicals 0.4%
A-AP Buyer, Inc.(c),(n)
Term Loan
3-month Term SOFR + 3.250% 09/09/2031	7.854%	654,791	659,702
Ascend Performance Materials Operations LLC(c),(n)
Term Loan
6-month Term SOFR + 4.750% Floor 0.750% 08/27/2026	9.095%	1,150,922	969,652
Herens Holdco SARL(c),(n)
Tranche B Term Loan
3-month Term SOFR + 3.925% Floor 0.750% 07/03/2028	8.629%	1,545,896	1,520,945
Ineos Quattro Holdings UK Ltd.(c),(n)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	8.923%	2,442,725	2,444,264
Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ineos US Finance LLC(c),(n)
Term Loan
1-month Term SOFR + 3.250% 02/19/2030	8.597%	2,313,280	2,323,412
1-month Term SOFR + 3.750% 02/07/2031	8.323%	149,625	150,436
Innophos Holdings, Inc.(c),(n)
Term Loan
1-month Term SOFR + 3.750% 02/05/2027	8.437%	596,875	593,145
Innophos Holdings, Inc.(c),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 4.250% 03/05/2029	8.861%	1,298,865	1,290,747
Nouryon Finance BV(c),(n)
Tranche B1 Term Loan
6-month Term SOFR + 3.250% 04/03/2028	8.628%	1,153,120	1,164,167
Tranche B2 Term Loan
6-month Term SOFR + 3.250% 04/03/2028	7.657%	1,119,944	1,131,144
Olympus Water US Holding Corp.(c),(n)
Tranche B5 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 06/20/2031	8.104%	2,324,250	2,342,053
PMHC II, Inc.(c),(n)
Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 04/23/2029	9.058%	1,109,263	1,108,575
Sparta US Holdco LLC(c),(n)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 08/02/2030	7.906%	970,063	975,068
Tronox Finance LLC(c),(n)
1st Lien Term Loan
3-month Term SOFR + 2.750% 04/04/2029	7.354%	477,095	478,884
USALCO LLC(c),(n)
Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 09/30/2031	8.573%	830,489	838,445
USALCO LLC(c),(n),(o),(p)
Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 09/30/2031	7.727%	85,565	86,385
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Windsor Holdings III LLC(c),(n)
Tranche B Term Loan
1-month Term SOFR + 3.500% 08/01/2030	8.099%	2,790,511	2,821,207
WR Grace Holdings LLC(c),(n)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 09/22/2028	7.854%	1,234,137	1,242,233
Total			22,140,464
Construction Machinery 0.0%
Columbus McKinnon Corp.(c),(g),(n)
Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 05/14/2028	7.104%	1,004,717	1,008,484
Consumer Cyclical Services 0.6%
AlixPartners LLP(c),(n)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 02/04/2028	7.187%	2,186,813	2,198,666
Allied Universal Holdco LLC(c),(n)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 05/12/2028	8.423%	2,359,571	2,374,319
Arches Buyer, Inc.(c),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.923%	2,928,785	2,871,586
Cast & Crew LLC(c),(n)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 12/29/2028	8.323%	1,014,574	978,749
Conservice Midco LLC(c),(n)
1st Lien Term Loan
1-month Term SOFR + 3.500% 05/13/2027	8.073%	2,890,903	2,905,069
Corporation Service Co.(c),(n)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 11/02/2029	7.073%	1,998,048	2,008,038
Cushman & Wakefield US Borrower LLC(c),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/31/2030	7.823%	1,303,655	1,303,656

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ensemble RCM LLC(c),(n)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/01/2029	7.585%	998,761	1,008,329
Fleet Midco I Ltd.(c),(n)
Tranche B2 Term Loan
6-month Term SOFR + 2.750% 02/21/2031	7.578%	1,450,387	1,454,014
GBT Group Services BV(c),(n)
Term Loan
3-month Term SOFR + 3.000% 07/25/2031	7.626%	2,000,000	2,012,920
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(c),(n)
Tranche B6 Term Loan
1-month Term SOFR + 2.000% 11/09/2029	6.573%	425,037	425,959
Grant Thornton Advisors LLC(c),(n),(o)
Term Loan
1-month Term SOFR + 3.250% 06/02/2031	7.823%	1,954,237	1,965,356
OMNIA Partners LLC(c),(n)
Term Loan
3-month Term SOFR + 3.250% 07/25/2030	7.867%	1,650,000	1,659,174
PG Polaris Bidco SARL(c),(n)
Term Loan
3-month Term SOFR + 3.000% 03/26/2031	7.604%	2,267,787	2,281,394
Prime Security Services Borrower LLC(c),(n)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.250% 10/13/2030	6.906%	1,411,171	1,414,035
RAVEN Acquisition Holdings(c),(n),(o),(p)
Term Loan
3-month Term SOFR + 3.250% 11/19/2029	7.727%	144,745	145,468
Raven Acquisition Holdings LLC(c),(n),(o)
Term Loan
1-month Term SOFR + 3.250% 11/19/2031	7.860%	2,026,426	2,036,558
Signal Parent, Inc.(c),(n)
Term Loan
1-month Term SOFR + 3.500% Floor 0.750% 04/03/2028	8.173%	1,811,024	1,583,885
TruGreen LP(c),(n)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 11/02/2027	8.673%	1,065,669	1,029,266
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WW International, Inc.(c),(n)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 04/13/2028	8.187%	1,171,875	274,734
Total			31,931,175
Consumer Products 0.2%
Amer Sports Co.(c),(g),(n)
Term Loan
3-month Term SOFR + 2.750% 02/17/2031	7.235%	1,133,430	1,143,347
Bombardier Recreational Products, Inc.(c),(n)
Term Loan
1-month Term SOFR + 2.750% 01/22/2031	7.323%	1,233,673	1,235,647
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 12/13/2029	7.323%	1,922,805	1,929,112
Osmosis Buyer Ltd.(c),(n),(o)
Tranche B Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 07/31/2028	8.156%	1,492,424	1,503,543
Recess Holdings, Inc.(c),(n)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 1.000% 02/20/2030	9.085%	1,265,803	1,278,461
SRAM LLC(c),(n)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 05/18/2028	7.437%	1,365,761	1,370,882
SWF Holdings I Corp.(c),(n)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 10/06/2028	8.687%	783,497	634,351
Thor Industries, Inc.(c),(n)
Tranche B3 Term Loan
1-month Term SOFR + 2.250% 11/15/2030	6.823%	430,795	432,410
Topgolf Callaway Brands Corp.(c),(n)
Term Loan
1-month Term SOFR + 3.000% Floor 0.100% 03/15/2030	7.573%	2,260,405	2,248,154
Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Weber-Stephen Products LLC(c),(n)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 10/30/2027	7.937%	2,377,086	2,253,287
Total			14,029,194
Diversified Manufacturing 0.5%
Barnes Group, Inc.(c),(n)
Term Loan
1-month Term SOFR + 2.500% 09/03/2030	7.073%	1,928,724	1,931,733
CD&R Hydra Buyer, Inc.(c),(n)
Term Loan
1-month Term SOFR + 4.000% 03/25/2031	8.673%	1,429,224	1,431,611
DXP Enterprises, Inc.(c),(n)
Term Loan
1-month Term SOFR + 3.750% Floor 1.000% 10/11/2030	8.323%	1,355,722	1,371,543
Dynamo Midco BV(c),(n)
Tranche B Term Loan
6-month Term SOFR + 4.000% 09/30/2031	8.245%	567,184	572,856
EMRLD Borrower LP(c),(n),(o)
Term Loan
1-month Term SOFR + 2.500% 08/04/2031	7.059%	137,947	138,077
EMRLD Borrower LP(c),(n)
Tranche B Term Loan
6-month Term SOFR + 2.500% 05/31/2030	6.933%	2,697,338	2,701,545
Filtration Group Corp.(c),(n)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 10/21/2028	8.187%	2,618,258	2,637,895
Gates Corp.(c),(n)
Tranche B5 Term Loan
1-month Term SOFR + 2.250% 06/04/2031	6.823%	1,476,826	1,483,945
Hobbs & Associates LLC(c),(n),(o)
Delayed Draw Term Loan
3-month Term SOFR + 1.625% 07/23/2031	7.995%	136,364	137,216
Term Loan
1-month Term SOFR + 3.250% 07/23/2031	7.995%	1,363,636	1,372,159
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Husky Injection Molding Systems Ltd./Yukon Acquisition, Inc.(c),(n)
Term Loan
1-month Term SOFR + 5.000% 02/15/2029	9.573%	1,458,584	1,467,291
Madison IAQ LLC(c),(n)
Term Loan
6-month Term SOFR + 2.750% 06/21/2028	7.889%	2,622,375	2,635,487
NVENT Thermal LLC(c),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 3.500% 09/12/2031	8.695%	1,480,950	1,495,300
TK Elevator Midco GmbH(c),(n)
Tranche B2 Term Loan
6-month Term SOFR + 3.500% Floor 0.500% 04/30/2030	8.588%	2,488,171	2,506,310
Vertiv Group Corp.(c),(n)
Tranche B2 Term Loan
1-month Term SOFR + 2.000% 03/02/2027	6.656%	1,421,180	1,428,485
WEC US Holdings Ltd.(c),(n)
Term Loan
1-month Term SOFR + 2.250% 01/27/2031	6.922%	2,956,068	2,966,178
Total			26,277,631
Electric 0.3%
Alpha Generation LLC(c),(n)
Tranche B Term Loan
1-month Term SOFR + 2.750% 09/30/2031	7.323%	1,209,673	1,217,887
Calpine Construction Finance Co. LP(c),(n)
Term Loan
1-month Term SOFR + 2.000% 07/31/2030	6.573%	727,012	727,244
Calpine Corp.(c),(n)
Term Loan
1-month Term SOFR + 2.000% 12/16/2027	6.573%	717,949	718,975
1-month Term SOFR + 2.000% 01/13/2031	7.338%	1,343,250	1,347,051
Carroll County Energy LLC(c),(n)
Term Loan
3-month Term SOFR + 4.000% 06/30/2031	8.604%	2,040,416	2,059,126
Compass Power Generation LLC(c),(n)
Tranche B3 Term Loan
1-month Term SOFR + 3.750% 04/14/2029	8.323%	810,157	819,271

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Constellation Renewables LLC(c),(n)
Term Loan
3-month Term SOFR + 2.500% Floor 1.000% 12/15/2027	6.764%	2,520,585	2,529,332
Cornerstone Generation(c),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 3.750% 10/28/2031	8.054%	1,462,082	1,472,434
EFS Cogen Holdings I LLC(c),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 1.000% 10/03/2031	8.110%	1,232,802	1,241,284
Hamilton Projects Acquiror LLC(c),(n)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 05/31/2031	8.323%	1,848,089	1,861,950
Nautilus Power LLC(c),(n)
Term Loan
3-month Term SOFR + 5.250% Floor 2.000% 11/16/2026	10.115%	473,815	471,702
New Frontera Holdings LLC(c),(g),(n)
1st Lien Term Loan
Prime Rate + 12.000% Floor 1.000% 07/28/2026	18.596%	217,161	304,026
New Frontera Holdings LLC(c),(n)
2nd Lien Term Loan
3-month Term SOFR + 1.500% Floor 1.000% 07/28/2028	6.365%	75,277	70,949
South Field Energy LLC(c),(n)
Tranche B Term Loan
3-month Term SOFR + 3.750% 08/29/2031	8.354%	752,602	760,128
Tranche C Term Loan
3-month Term SOFR + 3.750% 08/29/2031	8.354%	46,160	46,621
Vistra Zero Operating Co. LLC(c),(n)
Term Loan
1-month Term SOFR + 2.750% 04/30/2031	7.323%	1,898,676	1,912,574
West Deptford Energy Holdings LLC(c),(n),(o)
Term Loan
1-month Term SOFR + 3.750% 08/03/2026	8.423%	800,000	741,000
Total			18,301,554
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.1%
AAL Delaware Holdco, Inc.(c),(n)
Term Loan
1-month Term SOFR + 3.500% 07/30/2031	8.073%	681,476	686,587
EnergySolutions LLC/Envirocare of Utah LLC (c),(g),(n)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 09/20/2030	7.841%	1,855,028	1,868,940
Northstar Group Services, Inc.(c),(n)
Tranche B Term Loan
6-month Term SOFR + 4.750% Floor 0.500% 05/31/2030	10.014%	854,563	858,033
Reworld Holding Corp.(c),(n)
Tranche B Term Loan
6-month Term SOFR + 2.500% Floor 0.500% 11/30/2028	7.082%	2,042,552	2,052,029
Tranche C Term Loan
6-month Term SOFR + 2.500% Floor 0.500% 11/30/2028	7.588%	156,923	157,651
Tidal Waste & Recycling Holdings LLC(c),(n),(o)
Tranche B Term Loan
1-month Term SOFR + 3.500% 10/03/2031	8.073%	2,567,944	2,571,154
Total			8,194,394
Food and Beverage 0.3%
A-AG US GSI Bidco, Inc.(c),(n)
Term Loan
1-month Term SOFR + 5.000% 10/08/2031	9.573%	710,267	712,042
Aramark Intermediate HoldCo Corp.(c),(n)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% 04/06/2028	6.573%	1,500,000	1,503,990
Tranche B8 Term Loan
1-month Term SOFR + 2.000% 06/22/2030	6.573%	987,499	990,709
Aspire Bakeries Holdings(c),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 4.250% 12/23/2030	9.009%	1,463,407	1,470,724
CHG PPC Parent LLC(c),(n)
1st Lien Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 12/08/2028	7.687%	876,731	877,827
Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Del Monte Foods Corp. II, Inc.(c),(g),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 05/16/2029	11.250%	1,662,217	581,776
Golden State Foods, Inc.(c),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 4.250% 10/07/2031	9.170%	1,838,298	1,849,622
Primary Products Finance LLC(c),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 04/01/2029	8.248%	2,739,592	2,746,934
Triton Water Holdings, Inc.(c),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 03/31/2028	8.115%	2,579,293	2,596,858
Utz Quality Foods LLC(c),(n)
1st Lien Term Loan
3-month Term SOFR + 2.750% 01/20/2028	7.354%	1,560,931	1,562,882
Total			14,893,364
Gaming 0.5%
Caesars Entertainment, Inc.(c),(n)
Tranche B Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2030	6.823%	2,357,670	2,368,728
Tranche B1 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2031	6.823%	843,132	846,293
ECL Entertainment LLC(c),(n)
Tranche B Term Loan
1-month Term SOFR + 3.500% 08/31/2030	8.073%	1,277,030	1,284,475
Entain PLC(c),(n)
Tranche B3 Term Loan
6-month Term SOFR + 2.750% Floor 0.500% 10/31/2029	8.014%	3,178,560	3,192,481
Fertitta Entertainment LLC(c),(n)
Tranche B Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 01/27/2029	8.073%	2,848,454	2,863,408
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Flutter Entertainment PLC(c),(n)
Tranche B Term Loan
3-month Term SOFR + 2.000% Floor 0.500% 11/30/2030	6.604%	3,783,954	3,803,669
HRNI Holdings LLC(c),(n)
Tranche B Term Loan
1-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	8.923%	2,882,870	2,870,848
Light and Wonder International, Inc.(c),(n)
Tranche B2 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 04/15/2029	6.860%	1,315,172	1,325,035
Ontario Gaming GTA LP(c),(n)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	8.893%	2,679,827	2,687,358
PCI Gaming Authority(c),(n)
Tranche B Term Loan
1-month Term SOFR + 2.000% 07/18/2031	6.573%	2,164,370	2,159,977
Penn Entertainment, Inc.(c),(n)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 05/03/2029	7.423%	2,128,617	2,132,875
Scientific Games Holdings LP (c),(n)
Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 04/04/2029	7.590%	3,507,452	3,517,974
Total			29,053,121
Health Care 0.5%
Agiliti Health, Inc.(c),(n)
Term Loan
3-month Term SOFR + 3.000% 05/01/2030	7.375%	701,980	690,138
Auris Luxembourg III SARL(c),(n),(o)
Tranche B6 Term Loan
6-month Term SOFR + 3.750% 02/28/2029	8.177%	2,090,909	2,110,083
Catalent Pharma Solutions, Inc.(c),(g),(n)
Tranche B4 Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 02/22/2028	7.595%	1,978,699	1,983,645

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CHG Healthcare Services, Inc.(c),(n)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 09/29/2028	8.275%	757,360	763,752
Element Materials Technology Group US Holdings, Inc./EM Midco 2 LLC(c),(n)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 07/06/2029	8.354%	1,684,051	1,693,533
ICON PLC(c),(n)
Term Loan
3-month Term SOFR + 2.000% Floor 0.500% 07/03/2028	6.604%	335,827	337,798
3-month Term SOFR + 2.000% Floor 0.500% 07/03/2028	6.604%	83,671	84,162
Medline Borrower LP(c),(n)
Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 10/23/2028	6.918%	4,631,456	4,658,087
Packaging Coordinators Midco, Inc.(c),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.750% 11/30/2027	7.835%	394,608	396,581
Parexel International, Inc.(c),(n),(o)
1st Lien Term Loan
1-month Term SOFR + 3.000% 11/15/2028	7.573%	3,146,488	3,167,066
Pluto Acquisition I, Inc.(c),(n)
Tranche A Term Loan
3-month Term SOFR + 5.500% 06/20/2028	10.353%	512,904	521,238
Tranche B Term Loan
3-month Term SOFR + 4.000% 09/20/2028	8.523%	1,897,514	1,726,738
Resonetics LLC(c),(n),(o)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 06/18/2031	8.715%	1,000,000	1,008,610
Select Medical Corp.(c),(n)
Tranche B1 Term Loan
3-month Term SOFR + 1.750% 03/06/2027	9.500%	445,621	446,548
Southern Veterinary Partners LLC(c),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 3.250% 10/31/2031	8.031%	2,271,927	2,291,806
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Star Parent, Inc.(c),(n)
Term Loan
3-month Term SOFR + 3.750% 09/27/2030	8.354%	1,534,586	1,505,168
Surgery Center Holdings, Inc.(c),(n)
Term Loan
1-month Term SOFR + 2.750% 12/19/2030	7.338%	2,808,224	2,828,022
Team Health Holdings, Inc.(c),(n),(o)
Term Loan
3-month Term SOFR + 5.250% Floor 1.000% 03/02/2027	9.835%	1,000,000	971,000
Upstream Newco, Inc.(c),(n)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2026	9.097%	2,468,131	2,043,613
Total			29,227,588
Leisure 0.3%
Alterra Mountain Co.(c),(n)
Tranche B6 Term Loan
1-month Term SOFR + 2.750% 08/17/2028	7.323%	3,033,423	3,039,733
Bulldog Purchaser, Inc.(c),(n)
1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 06/30/2031	8.854%	790,011	793,961
Carnival Corp. (c),(n)
Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 08/08/2027	7.323%	861,102	867,922
1-month Term SOFR + 2.750% Floor 0.750% 10/18/2028	7.323%	1,826,937	1,836,072
Cinemark USA, Inc.(c),(n)
Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 05/24/2030	7.854%	2,869,661	2,876,060
Crown Finance US, Inc.(c),(n),(o)
Term Loan
3-month Term SOFR + 5.250% 10/31/2031	6.300%	1,157,107	1,150,836
Crown Finance US, Inc.(c),(n)
Term Loan
1-month Term SOFR + 1.500% 07/31/2028	6.300%	868,519	871,558
Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Motion Acquisition Ltd.(c),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% 11/12/2029	8.104%	2,404,099	2,382,053
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings LLC(c),(n)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.750% 05/18/2025	7.437%	1,287,404	1,287,674
Total			15,105,869
Lodging 0.1%
Hilton Grand Vacations Borrower LLC(c),(n)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 08/02/2028	7.073%	2,006,432	2,013,957
Playa Resorts Holding BV(c),(n)
Term Loan
1-month Term SOFR + 2.750% 01/05/2029	7.323%	2,896,096	2,897,197
Travel + Leisure Co.(c),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/14/2029	7.938%	1,562,201	1,566,887
Total			6,478,041
Media and Entertainment 0.4%
AppLovin Corp.(c),(n)
Term Loan
3-month Term SOFR + 1.500% Floor 0.500% 10/25/2028	9.250%	3,330,402	3,329,203
Cengage Learning, Inc.(c),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% 03/22/2031	8.044%	2,862,015	2,872,490
CMG Media Corp.(c),(n)
Tranche B2 1st Lien Term Loan
3-month Term SOFR + 3.500% 06/18/2029	8.171%	935,690	820,600
Creative Artists Agency LLC(c),(n)
Term Loan
1-month Term SOFR + 2.750% 10/01/2031	7.323%	2,893,055	2,909,140
Cumulus Media New Holdings, Inc.(c),(n)
Term Loan
3-month Term SOFR + 5.000% 05/02/2029	9.559%	1,347,546	572,707
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Dotdash Meredith, Inc.(b),(c),(n)
Term Loan
1-month Term SOFR + 3.500% 12/01/2028	8.172%	1,315,812	1,324,036
E.W. Scripps Co. (The)(c),(n)
Tranche B2 Term Loan
1-month Term SOFR + 2.563% 05/01/2026	7.250%	1,430,347	1,381,086
Emerald X, Inc.(c),(n)
Term Loan
1-month Term SOFR + 5.000% 05/22/2026	9.673%	1,294,788	1,300,459
iHeartCommunications, Inc.(c),(n)
Term Loan
1-month Term SOFR + 3.000% 05/01/2026	7.687%	1,108,872	961,946
Plano Holdco, Inc.(c),(n)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	8.092%	569,934	576,346
Playtika Holding Corp.(c),(n)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 03/13/2028	7.437%	3,552,283	3,565,249
Sinclair Television Group, Inc.(c),(n)
Tranche B3 Term Loan
1-month Term SOFR + 3.000% 04/01/2028	7.687%	1,212,242	964,642
StubHub Holdco Sub LLC(c),(n)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/15/2030	9.323%	2,124,921	2,124,475
Univision Communications, Inc.(c),(n)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	7.937%	918,382	916,775
Univision Communications, Inc.(c),(n),(o)
1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 06/24/2029	8.854%	695,500	698,400
Total			24,317,554
Midstream 0.4%
AL GCX Holdings LLC(c),(n)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 05/17/2029	7.380%	1,108,766	1,113,268

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CQP Holdco LP(c),(n)
Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 12/31/2030	6.854%	3,291,010	3,306,510
Epic Crude Services LP(c),(n),(o)
Term Loan
3-month Term SOFR + 3.000% 10/15/2031	7.656%	1,816,413	1,828,219
Freeport LNG Investments LLLP(c),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 12/21/2028	8.379%	2,926,018	2,930,495
GIP Pilot Acquisition Partners LP(c),(n)
Term Loan
3-month Term SOFR + 2.500% 10/04/2030	7.090%	2,504,742	2,520,396
ITT Holdings LLC(c),(n)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 10/11/2030	7.323%	1,877,200	1,882,363
NGP XI Midstream Holdings LLC(c),(n)
Term Loan
3-month Term SOFR + 4.000% 07/25/2031	8.604%	800,844	801,845
Oryx Midstream Services Permian Basin LLC(c),(n)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 10/05/2028	7.724%	1,995,443	2,010,130
Rockpoint Gas Storage Partners LP(c),(n)
Term Loan
3-month Term SOFR + 3.500% 09/18/2031	7.985%	1,268,829	1,277,026
Traverse Midstream Partners LLC(c),(n)
Term Loan
3-month Term SOFR + 3.500% 02/16/2028	8.085%	1,647,889	1,657,496
Whitewater DBR Holdco LLC(c),(n)
Term Loan
3-month Term SOFR + 2.750% 03/03/2031	7.354%	1,452,686	1,463,581
Total			20,791,329
Oil Field Services 0.1%
ChampionX Corp.(c),(n)
Tranche B2 Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 06/07/2029	7.423%	990,000	991,406
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Goodnight Water Solutions Holdings LLC(c),(n)
Term Loan
1-month Term SOFR + 5.250% 06/04/2029	9.935%	963,363	965,174
Lealand Finance Co. BV(c),(g),(n)
Term Loan
1-month Term SOFR + 3.000% 06/30/2027	7.687%	8,649	4,324
Lealand Finance Co. BV(c),(n)
Term Loan
1-month Term SOFR + 4.000% 12/31/2027	8.687%	127,950	49,261
MRC Global, Inc.(c),(n)
Term Loan
6-month Term SOFR + 3.500% 10/29/2031	7.931%	2,781,530	2,798,915
Total			4,809,080
Other Financial Institutions 0.1%
19th Holdings Golf LLC(c),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	7.990%	1,087,865	1,062,029
Alter Domus(c),(n),(o)
Delayed Draw Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 05/14/2031	8.821%	20,988	21,109
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 07/17/2031	8.822%	283,798	285,430
Citco Funding LLC(c),(n)
Term Loan
6-month Term SOFR + 2.750% Floor 0.500% 04/27/2028	7.308%	816,343	822,465
FinCo I LLC(c),(n)
Term Loan
1-month Term SOFR + 2.250% 06/27/2029	6.823%	931,681	936,107
IGT Holding IV AB(c),(n)
Tranche B2 Term Loan
3-month Term SOFR + 3.650% Floor 0.500% 03/31/2028	8.742%	2,788,748	2,804,448
Sophos Holdings SARL(c),(n),(o)
1st Lien Term Loan
1-month Term SOFR + 3.500% 03/05/2027	8.237%	569,071	570,761
Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Trans Union LLC(c),(n)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 12/01/2028	6.573%	918,900	918,900
Total			7,421,249
Other Industry 0.1%
Artera Services LLC(c),(n)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	9.104%	1,046,809	1,031,547
Brand Industrial Services, Inc.(c),(n)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	9.071%	142,824	141,976
Hillman Group, Inc. (The)(c),(n)
Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 07/14/2028	6.823%	1,361,751	1,365,332
WireCo WorldGroup, Inc.(c),(g),(n)
Term Loan
3-month Term SOFR + 3.750% 11/13/2028	8.382%	1,137,241	1,111,653
Total			3,650,508
Other REIT 0.0%
OEG Borrower LLC(c),(n)
Term Loan
3-month Term SOFR + 3.500% 06/30/2031	8.363%	417,866	418,911
Packaging 0.3%
Anchor Packaging LLC(c),(n)
1st Lien Term Loan
1-month Term SOFR + 3.750% 07/18/2029	8.323%	1,636,485	1,645,257
Charter Next Generation, Inc.(c),(n)
1st Lien Term Loan
1-month Term SOFR + 3.000% 11/29/2030	7.652%	3,609,244	3,636,061
Clydesdale Acquisition Holdings, Inc.(c),(n)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.175% Floor 0.500% 04/13/2029	7.748%	2,955,621	2,971,818
Flint Group Packaging Inks North America Holdings LLC(c),(n)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 0.100% 12/30/2027	4.988%	701,219	616,638
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B 2nd Lien Term Loan
3-month Term SOFR + 0.100% 12/31/2027	4.988%	935,113	176,895
Tranche B Term Loan
3-month Term SOFR + 4.250% 12/31/2026	9.138%	1,278,700	1,220,098
Mauser Packaging Solutions Holding Co.(c),(n)
Tranche B1 Term Loan
1-month Term SOFR + 3.500% 04/15/2027	7.589%	769,945	774,341
Pactiv Evergreen, Inc.(c),(n)
Tranche B4 Term Loan
1-month Term SOFR + 2.500% 09/24/2028	7.073%	2,023,188	2,036,156
Tosca Services LLC(c),(n)
Tranche A Term Loan
1-month Term SOFR + 5.500% 11/30/2028	10.110%	789,408	805,196
Tranche B Term Loan
1-month Term SOFR + 1.500% 11/30/2028	6.210%	970,409	858,812
Total			14,741,272
Paper 0.0%
Verde Purchaser LLC(c),(n)
Term Loan
3-month Term SOFR + 4.500% 11/30/2030	9.104%	1,396,500	1,390,565
Pharmaceuticals 0.0%
Elanco Animal Health, Inc.(c),(n)
Term Loan
1-month Term SOFR + 1.750% 08/01/2027	6.522%	765,206	765,206
Property & Casualty 0.4%
Acrisure LLC (c),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 11/06/2030	7.849%	1,402,473	1,403,932
Alliant Holdings Intermediate LLC(c),(n),(o)
Term Loan
1-month Term SOFR + 2.750% 09/19/2031	7.349%	2,295,969	2,308,895
AssuredPartners, Inc.(c),(n)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/14/2031	8.073%	2,202,701	2,216,600

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Asurion LLC(c),(n)
Tranche B12 1st Lien Term Loan
1-month Term SOFR + 4.250% 09/19/2030	8.823%	1,038,916	1,037,399
Tranche B8 Term Loan
1-month Term SOFR + 3.250% 12/23/2026	7.937%	673,419	673,628
Broadstreet Partners, Inc.(c),(n)
Tranche B Term Loan
1-month Term SOFR + 3.250% 06/13/2031	7.823%	3,714,752	3,733,735
Hub International Ltd.(c),(n)
Term Loan
3-month Term SOFR + 2.750% Floor 0.750% 06/20/2030	7.367%	2,652,536	2,671,183
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(c),(n),(o)
Term Loan
3-month Term SOFR + 3.000% 07/31/2031	7.585%	3,179,179	3,200,384
Truist Insurance Holdings LLC(c),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% 05/06/2031	7.854%	996,041	998,292
USI, Inc.(c),(n)
Term Loan
3-month Term SOFR + 2.750% 09/27/2030	7.354%	1,080,949	1,086,688
Tranche B Term Loan
3-month Term SOFR + 2.750% 11/22/2029	7.354%	1,669,320	1,678,718
Total			21,009,454
Restaurants 0.1%
Dave & Busters, Inc.(c),(n)
Tranche B Term Loan
1-month Term SOFR + 3.250% 06/29/2029	7.938%	1,285,497	1,286,834
Dave & Buster’s, Inc.(c),(n)
Tranche B Term Loan
1-month Term SOFR + 3.250% 06/29/2029	7.938%	1,129,743	1,132,364
IRB Holding Corp.(c),(n)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 12/15/2027	7.423%	3,036,056	3,048,534
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Whatabrands LLC(c),(n)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 08/03/2028	7.323%	3,140,215	3,153,404
Total			8,621,136
Retailers 0.2%
Belron Finance 2019 LLC(c),(n)
Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 10/16/2031	7.273%	1,767,376	1,785,933
Great Outdoors Group LLC(c),(n)
Tranche B2 Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 03/06/2028	8.437%	3,756,149	3,769,446
Harbor Freight Tools USA, Inc.(c),(n)
Term Loan
6-month Term SOFR + 2.500% 06/11/2031	7.092%	904,325	890,118
PetSmart LLC(c),(n)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	8.423%	1,910,456	1,908,068
Restoration Hardware, Inc.(c),(n)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 10/20/2028	7.187%	497,436	485,124
1-month Term SOFR + 3.250% Floor 0.500% 10/20/2028	7.923%	982,456	961,373
Total			9,800,062
Technology 2.0%
Adeia, Inc.(c),(n)
Term Loan
1-month Term SOFR + 3.000% 06/08/2028	7.606%	2,708,050	2,714,820
Ahead DB Holdings LLC(c),(n),(o)
Tranche B3 1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 02/01/2031	8.104%	1,550,000	1,561,051
Applied Systems, Inc.(c),(n)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 3.000% 02/24/2031	7.604%	1,550,000	1,562,431
Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ascend Learning LLC(c),(n)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.173%	2,856,808	2,868,407
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.423%	1,753,172	1,748,789
athenahealth Group, Inc.(c),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/15/2029	7.823%	3,346,824	3,355,191
Atlas CC Acquisition Corp.(c),(n)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 05/25/2028	9.026%	1,681,196	1,082,572
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 05/25/2028	9.026%	341,938	220,184
Avaya, Inc.(c),(n)
Term Loan
1-month Term SOFR + 7.500% Floor 1.000% 08/01/2028	12.073%	1,294,329	1,093,164
Barracuda Parent LLC(c),(n)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	9.085%	2,718,482	2,531,940
Boost Newco Borrower LLC(c),(n)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 01/31/2031	7.104%	2,381,947	2,401,503
Boxer Parent Co., Inc.(c),(n),(o)
Term Loan
3-month Term SOFR + 3.750% 07/30/2031	8.335%	1,531,257	1,540,996
Camelot US Acquisition LLC(c),(n)
Term Loan
1-month Term SOFR + 2.750% 01/31/2031	7.323%	2,742,659	2,725,517
Central Parent LLC(c),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	7.854%	3,856,716	3,858,952
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cloud Software Group, Inc.(c),(n),(o)
Term Loan
3-month Term SOFR + 3.750% 03/21/2031	8.468%	1,132,107	1,136,986
Cloud Software Group, Inc.(c),(n)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 03/30/2029	8.021%	2,709,973	2,717,723
Cloudera, Inc.(c),(n)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	8.423%	2,392,118	2,384,655
Coherent Corp.(c),(n)
Tranche B1 Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 07/02/2029	7.073%	1,664,963	1,673,987
CoreLogic, Inc.(c),(n)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	8.187%	2,682,688	2,665,492
Cotiviti, Inc.(c),(n)
Term Loan
1-month Term SOFR + 3.000% 05/01/2031	7.672%	2,977,183	2,988,348
DCert Buyer, Inc.(c),(n)
1st Lien Term Loan
1-month Term SOFR + 4.000% 10/16/2026	8.573%	3,019,251	2,953,582
DS Admiral LLC(c),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 4.250% 06/26/2031	8.764%	1,000,000	955,000
Dun & Bradstreet Corp. (The)(c),(n)
Tranche B2 Term Loan
1-month Term SOFR + 2.250% 01/18/2029	6.836%	2,868,070	2,875,499
Ellucian Holdings, Inc.(c),(n)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 10/09/2029	7.595%	2,322,227	2,346,169
Envestnet, Inc.(c),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 3.500% 09/19/2031	8.604%	1,615,982	1,626,664

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Everi Holdings, Inc.(c),(n)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 08/03/2028	7.187%	1,763,802	1,765,566
Flash Charm, Inc.(c),(n)
1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 03/02/2028	8.071%	2,686,668	2,655,315
Fortress Intermediate 3, Inc.(c),(n)
Term Loan
1-month Term SOFR + 3.500% 06/27/2031	8.073%	1,896,700	1,899,071
Gen Digital, Inc.(c),(n)
Tranche B1 Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 09/12/2029	6.323%	1,936,564	1,937,784
Genesys Cloud Services Holdings I LLC(c),(n)
Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 12/01/2027	7.573%	122,360	123,373
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL(c),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% 07/18/2030	8.092%	1,531,373	1,541,419
ICON Parent, Inc.(c),(n)
Term Loan
3-month Term SOFR + 3.000% 09/11/2031	7.516%	1,006,430	1,013,002
Idemia Group SAS(c),(g),(n)
Tranche B5 Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 09/30/2028	8.854%	2,735,964	2,770,164
Informatica LLC(c),(n)
Tranche B Term Loan
1-month Term SOFR + 2.250% 10/27/2028	6.823%	2,218,145	2,226,464
Ingram Micro, Inc.(c),(n)
Tranche B1 Term Loan
3-month Term SOFR + 2.750% 09/22/2031	7.564%	1,780,658	1,796,239
ION Trading Finance Ltd.(c),(n)
Term Loan
3-month Term SOFR + 4.000% 04/01/2028	9.016%	540,226	542,100
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Leia Finco US LLC(c),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	7.887%	1,656,403	1,656,486
Loyalty Ventures, Inc.(g),(n),(q)
Tranche B Term Loan
11/03/2027	14.000%	1,604,304	120,323
Lummus Technology Holdings V LLC(c),(n)
Tranche B Term Loan
1-month Term SOFR + 3.500% 12/31/2029	8.187%	2,886,108	2,903,684
McAfee Corp.(c),(n)
Tranche B1 Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 03/01/2029	7.906%	3,248,345	3,257,278
Mitchell International, Inc.(c),(n)
1st Lien Term Loan
1-month Term SOFR + 3.250% 06/17/2031	7.823%	2,287,554	2,292,564
Mitnick Corporate Purchaser, Inc.(c),(n)
Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 05/02/2029	9.185%	776,240	716,617
Natel Engineering Co., Inc.(c),(n)
Term Loan
1-month Term SOFR + 6.250% Floor 1.000% 04/30/2026	10.950%	2,412,313	2,259,541
Neptune BidCo US, Inc.(c),(n)
Tranche A 1st Lien Term Loan
3-month Term SOFR + 4.750% 10/11/2028	9.508%	924,863	836,714
Nielsen Consumer, Inc.(c),(n)
Term Loan
1-month Term SOFR + 3.750% 03/06/2028	8.437%	1,950,737	1,941,471
1-month Term SOFR + 4.750% Floor 0.500% 03/06/2028	9.323%	1,175,873	1,175,873
Peraton Corp.(c),(n)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	8.423%	1,827,439	1,712,932
Tranche B1 2nd Lien Term Loan
3-month Term SOFR + 7.750% Floor 0.750% 02/01/2029	12.364%	995,348	800,429
Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
PointClickCare Technologies, Inc.(c),(n),(o)
Term Loan
3-month Term SOFR + 3.250% 11/03/2031	7.821%	2,000,000	2,012,500
Project Boost Purchaser LLC(c),(n)
1st Lien Term Loan
3-month Term SOFR + 3.500% 07/16/2031	8.147%	1,987,909	2,004,746
Proofpoint, Inc.(c),(n)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/31/2028	7.573%	2,987,310	3,003,740
Rackspace Finance LLC(c),(n)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 05/15/2028	7.497%	837,595	507,273
Riverbed Technology LLC(c),(n)
Term Loan
3-month Term SOFR + 2.500% 07/01/2028	7.104%	683,718	411,598
Sabre GLBL, Inc.(c),(n),(o)
Term Loan
1-month Term SOFR + 6.000% Floor 0.500% 11/15/2029	8.300%	1,585,138	1,503,900
Tranche B2 Term Loan
1-month Term SOFR + 6.000% Floor 0.500% 11/15/2029	8.300%	1,008,845	957,142
Sabre GLBL, Inc.(c),(n)
Term Loan
1-month Term SOFR + 6.000% Floor 0.500% 11/15/2029	9.035%	209,158	199,641
Sovos Compliance LLC(c),(n)
1st Lien Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 08/11/2028	9.187%	2,745,437	2,762,596
SS&C Technologies Holdings, Inc.(c),(n)
Tranche B8 Term Loan
1-month Term SOFR + 2.000% 05/09/2031	6.573%	1,022,176	1,026,377
Tempo Acquisition LLC(c),(n)
Term Loan
1-month Term SOFR + 2.250% 08/31/2028	6.823%	2,119,716	2,130,314
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Thunder Generation Funding LLC(c),(n)
Term Loan
3-month Term SOFR + 3.000% 10/03/2031	7.610%	1,030,357	1,036,797
UKG, Inc.(c),(n)
1st Lien Term Loan
3-month Term SOFR + 3.000% 02/10/2031	7.617%	2,575,535	2,592,070
Ultra Clean Holdings, Inc.(c),(n)
Tranche B Term Loan
1-month Term SOFR + 3.250% 02/28/2028	7.823%	1,580,554	1,586,481
Virtusa Corp.(c),(n)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	7.823%	2,346,469	2,359,680
VS Buyer LLC(c),(n)
Term Loan
1-month Term SOFR + 2.750% 04/12/2031	7.360%	396,508	399,977
Total			116,028,863
Transportation Services 0.1%
Apple Bidco LLC(c),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 3.500% 09/22/2028	4.000%	1,000,000	1,005,280
Brown Group Holding LLC(c),(n)
Tranche B2 Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 07/01/2031	7.315%	2,022,851	2,032,115
First Student Bidco, Inc.(c),(n)
Tranche B Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 07/21/2028	7.865%	1,647,004	1,653,905
Tranche B2 Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 07/21/2028	7.704%	746,008	748,985
Tranche C Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 07/21/2028	7.865%	503,708	505,819
Total			5,946,104

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate		Principal Amount ($)	Value ($)
Wireless 0.1%
Altice France SA(c),(n)
Tranche B14 Term Loan
3-month Term SOFR + 5.500% 08/15/2028	10.156%		1,875,206	1,532,306
Crown Subsea Communications Holding, Inc.(c),(n)
Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 01/30/2031	8.573%		2,465,589	2,494,880
Total				4,027,186
Wirelines 0.0%
Zayo Group Holdings, Inc.(c),(n),(o)
Term Loan
1-month Term SOFR + 3.000% 03/09/2027	7.687%		2,000,000	1,911,260
Total Senior Loans (Cost $535,159,519)				529,571,879

Treasury Bills(k) 0.2%
Issuer	Yield		Principal Amount ($)	Value ($)
Egypt 0.2%
Egypt Treasury Bills
02/25/2025	30.390%	EGP	306,075,000	5,750,803
03/18/2025	30.410%	EGP	322,050,000	5,953,541
Total				11,704,344
Total Treasury Bills (Cost $12,366,660)				11,704,344

U.S. Government & Agency Obligations 0.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.
10/20/2026	1.140%		2,000,000	1,879,304
11/30/2026	1.540%		2,500,000	2,359,279
Total U.S. Government & Agency Obligations (Cost $4,500,000)				4,238,583

U.S. Treasury Obligations 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
03/31/2028	1.250%	6,250,000	5,694,824
07/31/2028	1.000%	6,250,000	5,593,262
Total U.S. Treasury Obligations (Cost $11,170,194)			11,288,086

Call Option Contracts Purchased 0.3%
Value ($)
(Cost $32,977,589)	19,574,477

Put Option Contracts Purchased 0.0%

(Cost $2,355,000)	323,170

Money Market Funds 6.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.802%(r),(s)	358,334,805	358,263,138
Total Money Market Funds (Cost $358,173,602)		358,263,138
Total Investments in Securities (Cost: $6,685,467,216)		6,585,668,237
Other Assets & Liabilities, Net		(807,906,387)
Net Assets		5,777,761,850
At November 30, 2024, securities and/or cash totaling $29,534,350 were pledged as collateral.
Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
21,565,000 EUR	23,304,498 USD	UBS	12/17/2024	500,991	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	8,187	03/2026	USD	1,969,178,175	—	(13,728,055)
3-Month SOFR	6,015	06/2026	USD	1,447,885,688	—	(655,906)
Euro-Bund	1,405	12/2024	EUR	189,365,900	320,095	—
U.S. Long Bond	134	03/2025	USD	16,013,000	145,591	—
U.S. Treasury 10-Year Note	4,714	03/2025	USD	524,137,875	1,759,115	—
U.S. Treasury Ultra Bond	1,464	03/2025	USD	186,202,500	2,150,842	—
Total					4,375,643	(14,383,961)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(8,187)	03/2025	USD	(1,956,130,144)	5,797,581	—
3-Month SOFR	(6,015)	06/2025	USD	(1,440,517,313)	1,791,215	—
U.S. Treasury 2-Year Note	(1,435)	03/2025	USD	(295,766,955)	—	(910,436)
U.S. Treasury 5-Year Note	(5,615)	03/2025	USD	(604,182,776)	—	(4,750,683)
Total					7,588,796	(5,661,119)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	100,000,000	100,000,000	3.80	04/10/2025	3,070,000	2,336,530
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	100,000,000	100,000,000	3.60	05/08/2025	1,700,000	1,814,090
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	50,000,000	50,000,000	3.25	08/19/2025	1,532,500	649,135
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	242,192,000	242,192,000	3.20	10/07/2025	5,182,909	3,366,808
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	387,600,000	387,600,000	3.15	09/05/2025	12,160,950	4,472,400
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	193,213,400	193,213,400	2.90	09/22/2025	3,898,080	1,508,050
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	170,000,000	170,000,000	4.00	05/07/2025	3,553,000	3,448,246
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	216,732,000	216,732,000	3.50	05/08/2025	1,880,150	1,979,218
Total							32,977,589	19,574,477

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	100,000,000	100,000,000	4.50	04/16/2025	2,355,000	323,170

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(387,600,000)	(387,600,000)	2.65	09/05/2025	(5,862,450)	(1,759,433)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR	Fixed rate of 3.684%	Receives Annually, Pays Annually	Morgan Stanley	10/24/2031	USD	465,662,000	1,859,027	—	—	1,859,027	—
SOFR	Fixed rate of 3.814%	Receives Annually, Pays Annually	Morgan Stanley	11/04/2034	USD	342,707,000	(2,145,363)	—	—	—	(2,145,363)
SOFR plus 0.262%	Fixed rate of 1.781%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	08/09/2049	USD	53,500,000	18,567,464	—	—	18,567,464	—
Total							18,281,128	—	—	20,426,491	(2,145,363)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	13,000,000	1,608,749	(5,417)	3,131,381	—	—	(1,528,049)
Markit CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	11,100,000	2,054,361	(4,625)	2,914,967	—	—	(865,231)
Markit CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	4,400,000	544,500	(1,834)	635,641	—	—	(92,975)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	4,400,000	544,500	(1,833)	140,532	—	402,135	—
Markit CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	11,150,000	1,728,591	(4,646)	2,511,114	—	—	(787,169)
Total							6,480,701	(18,355)	9,333,635	—	402,135	(3,273,424)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 43	Morgan Stanley	12/20/2029	5.000	Quarterly	USD	83,300,000	(1,998,271)	—	—	—	(1,998,271)

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	14.233	USD	18,000,000	(3,150,581)	7,500	—	(2,042,778)	—	(1,100,303)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	14.233	USD	9,500,000	(1,662,807)	3,958	—	(1,945,959)	287,110	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	14.233	USD	9,500,000	(1,662,807)	3,959	—	(1,507,405)	—	(151,443)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	14.233	USD	8,000,000	(1,400,258)	3,333	—	(1,483,075)	86,150	—
Markit CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	32.723	USD	4,355,242	(560,870)	1,814	—	(846,642)	287,586	—
Total								(8,437,323)	20,564	—	(7,825,859)	660,846	(1,251,746)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	4.570%
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2024, the total value of these securities amounted to $2,689,530,964, which represents 46.55% of total net assets.

(b)	Represents a security purchased on a when-issued basis.
(c)	Variable rate security. The interest rate shown was the current rate as of November 30, 2024.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2024.

(e)	Non-income producing investment.
(f)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2024, the total value of these securities amounted to $40,044,201, which represents 0.69% of total net assets.

(g)	Valuation based on significant unobservable inputs.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2024.

(j)	Perpetual security with no specified maturity date.
(k)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(l)	Principal and interest may not be guaranteed by a governmental entity.
(m)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, November 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(n)
The stated interest rate represents the weighted average interest rate at November 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(o)	Represents a security purchased on a forward commitment basis.
(p)
At November 30, 2024, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Focus Financial Partners LLC Delayed Draw Term Loan 09/15/2031 0.500%	124,474
RAVEN Acquisition Holdings Term Loan 11/19/2029 7.727%	78,078
USALCO LLC Term Loan 09/30/2031 7.727%	85,565

(q)	Represents a security in default.
(r)	The rate shown is the seven-day current annualized yield at November 30, 2024.
(s)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.802%
	409,341,744	403,773,403	(454,851,089)	(920)	358,263,138	(1,198)	4,418,489	358,334,805
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Strategic Income Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT232_08_R01_(01/25)